UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08349

Name of Fund:	BlackRock MuniHoldings Investment Quality Fund (MFL)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 02/28/2015

Item 1 – Report to Stockholders

FEBRUARY 28, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Municipal Bond Investment Trust (BIE)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Investment Quality Trust (BAF)

BlackRock Municipal Income Quality Trust (BYM)

BlackRock Municipal Income Trust II (BLE)

BlackRock MuniHoldings Investment Quality Fund (MFL)

BlackRock MuniVest Fund, Inc. (MVF)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

The Markets in Review

Dear Shareholder,

Market volatility, while remaining below the long-term average level, increased over the course of 2014 and into 2015, driven largely by higher valuations in risk assets (such as equities and high yield bonds), geopolitical risks, uneven global economic growth and uncertainty around policy moves from the world’s largest central banks. As the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October 2014), U.S. interest rates surprisingly trended lower during the period.

The first half of 2014 was generally a strong period for most asset classes; however, volatility ticked up in the summer as geopolitical tensions intensified in Ukraine and the Middle East and investors feared that better U.S. economic indicators may compel the Fed to increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened versus other currencies, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

Several themes dominated the markets in the fourth quarter that resulted in the strong performance of U.S. markets versus other areas of the world. Economic growth strengthened considerably in the United States while the broader global economy showed signs of slowing. The European Central Bank and the Bank of Japan took aggressive measures to stimulate growth while the Fed moved toward tighter policy, causing further strengthening in the U.S. dollar. Fixed income investors piled into U.S. Treasuries where yields remained persistently low, but were comparatively higher than yields on international sovereign debt, while equity investors favored the relative stability of U.S.-based companies amid rising global risks.

Oil prices, which had been gradually declining since mid-summer, plummeted in the fourth quarter due to a global supply-and-demand imbalance. Energy-related assets sold off sharply and emerging markets struggled as many of those economies rely heavily on oil exports. Conversely, the consumer sectors benefited from lower oil prices as savings at the gas pumps freed up discretionary income for other goods and services.

These trends shifted in early 2015. U.S. equities underperformed international markets given high valuations and the anticipation of a rate hike from the Fed. Oil prices showed signs of stabilizing as suppliers became more disciplined in their exploration and production efforts. Markets in Europe and Japan rebounded, driven largely by central bank policy accommodation and improving economic data.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.12%	15.51%
U.S. small cap equities (Russell 2000® Index)	5.70	5.63
International equities (MSCI Europe, Australasia, Far East Index)	(1.26)	(0.03)
Emerging market equities (MSCI Emerging Markets Index)	(8.30)	5.01
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.03
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	4.14	8.66
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	2.25	5.05
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.17	6.47
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.08)	2.81
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

For the Reporting Period Ended February 28, 2015

Municipal Market Conditions

Municipal bonds generated strong performance throughout most of the period, thanks to a favorable supply-and-demand environment and declining interest rates. (Bond prices rise as rates fall.) Interest rates moved lower in 2014 even as the U.S. Federal Reserve (the “Fed”) scaled back its open-market bond purchases. This surprising development, coupled with reassurance from the Fed that short-term rates would remain low for a considerable amount of time, resulted in strong demand for fixed income investments in 2014, with municipal bonds being one of the stronger performing sectors for the year. This trend continued into the beginning of 2015 until rate volatility ultimately increased in February as a result of uneven U.S. economic data and widening central bank divergence, i.e., rate cuts outside the United States while the Fed poised for normalizing U.S. rates. During the 12 months ended February 28, 2015, municipal bonds garnered net inflows of approximately $34 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance remained relatively strong from a historical perspective at $356 billion (slightly higher than the $318 billion issued in the prior 12-month period). A noteworthy portion of new supply during this period was attributable to refinancing activity (roughly 50%) as issuers took advantage of low interest rates and a flatter yield curve to reduce their borrowing costs.

S&P Municipal Bond Index
Total Returns as of February 28, 2015
6 months: 2.17%
12 months: 6.47%

A Closer Look at Yields

From February 28, 2014 to February 28, 2015, yields on AAA-rated 30-year municipal bonds decreased by 85 basis points (“bps”) from 3.72% to 2.87%, while 10-year rates decreased 38 bps from 2.40% to 2.02% and 5-year rates increased 19 bps from 1.00% to 1.19% (as measured by Thomson Municipal Market Data). Overall, the municipal yield curve remained relatively steep over the 12-month period even as the spread between 2- and 30-year maturities flattened by 103 bps and the spread between 2- and 10-year maturities flattened by 56 bps.

During the same time period, U.S. Treasury rates fell by 100 bps on 30-year bonds, 66 bps on 10-year bonds and 1 bp in 5-year issues. Accordingly, tax-exempt municipal bonds underperformed U.S. Treasuries across the yield curve, most notably in the intermediate portion of the curve as a result of increased supply. Municipals modestly outperformed U.S. Treasuries in the very short end of the curve as expectations around future Fed policy changes pressured short-term U.S. Treasury prices. In absolute terms, positive performance on the long end of the curve was driven largely by a supply/demand imbalance within the municipal market as investors sought income and incremental yield in an environment where opportunities had become scarce. More broadly, municipal bonds benefited from the greater appeal of tax-exempt investing in light of the higher tax rates implemented in 2014. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise. The municipal market continues to be an attractive avenue for investors seeking yield in the low-rate environment. However, opportunities have not been as broad-based as in 2011 and 2012, warranting a more flexible approach to security selection and yield curve positioning going forward.

Financial Conditions of Municipal Issuers Continue to Improve

Following an extended period of nation-wide austerity and de-leveraging as states sought to balance their budgets, solid revenue growth exceeding pre-recession levels coupled with the elimination of more than 625,000 jobs in recent years have put state and local governments in a better financial position. Many local municipalities, however, continue to face increased health care and pension costs passed down from the state level. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remain imperative amid uncertainty in a modestly improving economic environment.

Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (AMT). Capital gains distributions, if any, are taxable.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and net asset value (“NAV”) of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Trust’s financing cost of leverage is significantly lower than the income earned on the Trust’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trust had not used leverage. Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trust’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.

Leverage also generally causes greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the net asset value and market price of a Trust’s Common Shares than if the Trust were not leveraged. In addition, the Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit the Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trust incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

To obtain leverage, each Trust has issued Variable Rate Demand Preferred Shares (“VRDP Shares”) or Variable Rate Muni Term Preferred Shares (“VMTP Shares”) (collectively, “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940 (the “1940 Act”), each Trust is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having a value not less than the value of the Trust’s obligations under the TOB Trust (including accrued interest), a TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	5

Trust Summary as of February 28, 2015	BlackRock Municipal Bond Investment Trust

Trust Overview

BlackRock Municipal Bond Investment Trust’s (BIE) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and Florida intangible personal property tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Effective January 1, 2007, the Florida intangible personal property tax was repealed.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2015, the Trust returned 7.24% based on market price and 4.27% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 6.44% based on market price and 4.58% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

Municipal bond yields declined during the six-month period, while the yield curve flattened (i.e., rates on longer-dated bonds fell more than rates on shorter-dated securities). In this environment, the Trust’s duration (interest rate sensitivity) had a positive impact on performance. (Bond prices rise when rates fall.) The Trust’s longer-dated holdings in the transportation, health care, utilities and tax backed sectors were particularly strong contributors to performance. At a time of modest price gains for the municipal bond market, the income generated from coupon payments on the Trust’s portfolio of tax-exempt bonds made a meaningful contribution to absolute performance. In addition, the use of leverage allowed the Trust to enhance its level of income.

•	In the positive market environment, there were no material detractors from the Trust’s performance during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BIE
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2015 ($15.17)[1]	6.01%
Tax Equivalent Yield[2]	10.62%
Current Monthly Distribution per Common Share[3]	$0.076
Current Annualized Distribution per Common Share[3]	$0.912
Economic Leverage as of February 28, 2015[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

BlackRock Municipal Bond Investment Trust

Market Price and Net Asset Value Per Share Summary

	2/28/15	8/31/14	Change	High	Low
Market Price	$15.17	$14.58	4.05%	$15.69	$14.29
Net Asset Value	$16.46	$16.27	1.17%	$16.76	$16.12

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/28/15	8/31/14
Transportation	26%	25%
County/City/Special District/School District	24	23
Utilities	15	16
Health	15	14
State	8	9
Education	8	7
Tobacco	2	1
Corporate	1	1
Housing	1	4

Credit Quality Allocation[1]
	2/28/15	8/31/14
AAA/Aaa	7%	10%
AA/Aa	60	59
A	27	25
BBB/Baa	5	5
B	1	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2015	—
2016	2%
2017	1
2018	17
2019	29

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	7

Trust Summary as of February 28, 2015	BlackRock Municipal Bond Trust

Trust Overview

BlackRock Municipal Bond Trust’s (BBK) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from regular federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2015, the Trust returned 9.28% based on market price and 5.68% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 6.44% based on market price and 4.58% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

Tax-exempt rates declined during the period, supporting generally positive performance for municipal bonds. (Bond prices rise when rates fall.) Municipal bonds with longer durations (and greater sensitivity to interest rate movements) tended to provide the strongest returns. In this environment, the Trust’s longer duration and positions in longer-dated bonds generally outperformed. The Trust’s positions in the health care, transportation and tax-backed (local school districts) sectors were positive contributors to performance. Exposure to lower-coupon and zero-coupon bonds, which generated strong price performance, also drove returns. The Trust’s exposure to the middle investment-grade quality categories (bonds rated A and AA) aided performance, as these credit quality tiers outperformed. The Trust’s exposure to higher-yielding bonds was an additional positive contributor. At a time of modest price gains for the municipal bond market, the income generated from coupon payments on the Trust’s portfolio of tax-exempt bonds made a meaningful contribution to absolute performance. In addition, the use of leverage allowed the Trust to enhance its level of income.

•	In the positive market environment, there were no material detractors from the Trust’s performance during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BBK
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2015 ($16.52)[1]	5.96%
Tax Equivalent Yield[2]	10.53%
Current Monthly Distribution per Common Share[3]	$0.082
Current Annualized Distribution per Common Share[3]	$0.984
Economic Leverage as of February 28, 2015[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

BlackRock Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary
	2/28/15	8/31/14	Change	High	Low
Market Price	$16.52	$15.59	5.97%	$16.93	$15.18
Net Asset Value	$16.95	$16.54	2.48%	$17.35	$16.36

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/28/15	8/31/14
County/City/Special District/School District	22%	20%
Health	20	21
Transportation	18	17
Education	12	12
Utilities	11	11
Corporate	8	7
State	7	6
Housing	1	5
Tobacco	1	1

Credit Quality Allocation[1]
	2/28/15	8/31/14
AAA/Aaa	4%	11%
AA/Aa	43	43
A	32	22
BBB/Baa	9	14
BB/Ba	5	5
B	1	—
N/R2	6	5

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of February 28, 2015 and August 31, 2014, the market value of unrated securities deemed by the investment advisor to be investment grade each representing 2%, respectively, of the Trust’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2015	6%
2016	1
2017	3
2018	10
2019	9

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	9

Trust Summary as of February 28, 2015	BlackRock Municipal Income Investment Quality Trust

Trust Overview

BlackRock Municipal Income Investment Quality Trust’s (BAF) (the “Trust”) investment objective is to provide current income exempt from federal income tax, including the alternative minimum tax and Florida intangible property tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in municipal bonds exempt from federal income taxes, including the alternative minimum tax. The Trust also invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Effective January 1, 2007, the Florida intangible property tax was repealed.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2015, the Trust returned 6.71% based on market price and 4.86% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 6.44% based on market price and 4.58% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

Municipal bond yields declined during the six-month period, while the yield curve flattened (i.e., rates on longer-dated bonds fell more than rates on shorter-dated securities). In this environment, the Trust’s duration (interest rate sensitivity) had a positive impact on performance. (Bond prices rise when rates fall.) The Trust’s longer-dated holdings in the transportation, utilities and tax backed sectors were particularly strong contributors to performance. At a time of modest price gains for the municipal bond market, the income generated from coupon payments on the Trust’s portfolio of tax-exempt bonds made a meaningful contribution to absolute performance. In addition, the use of leverage allowed the Trust to enhance its level of income.

•	In the positive market environment, there were no material detractors from the Trust’s performance during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BAF
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2015 ($14.71)[1]	5.59%
Tax Equivalent Yield[2]	9.88%
Current Monthly Distribution per Common Share[3]	$0.0685
Current Annualized Distribution per Common Share[3]	$0.8220
Economic Leverage as of February 28, 2015[4]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

BlackRock Municipal Income Investment Quality Trust

Market Price and Net Asset Value Per Share Summary
	2/28/15	8/31/14	Change	High	Low
Market Price	$14.71	$14.18	3.74%	$15.29	$13.86
Net Asset Value	$16.28	$15.97	1.94%	$16.57	$15.80

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/28/15	8/31/14
County/City/Special District/School District	31%	32%
Transportation	27	28
Utilities	16	19
Health	12	12
State	10	5
Education	2	2
Tobacco	1	1
Housing	1	1

Credit Quality Allocation[1]
	2/28/15	8/31/14
AAA/Aaa	3%	3%
AA/Aa	73	75
A	21	20
BBB/Baa	3	2

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2015	—
2016	—
2017	1%
2018	—
2019	1

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	11

Trust Summary as of February 28, 2015	BlackRock Municipal Income Quality Trust

Trust Overview

BlackRock Municipal Income Quality Trust’s (BYM) (the “Trust”) investment objective is to provide current income exempt from federal income taxes, including the alternative minimum tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in municipal bonds exempt from federal income taxes, including the alternative minimum tax. The Trust also invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2015, the Trust returned 7.60% based on market price and 4.62% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 6.44% based on market price and 4.58% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

At a time of modest price gains for the municipal bond market, the income generated from coupon payments on the Trust’s portfolio of tax-exempt bonds made a meaningful contribution to absolute performance. Exposure to longer-dated bonds had a positive impact as the municipal yield curve flattened during the period (i.e., longer-term rates fell more than shorter-term rates). The Trust’s duration exposure (sensitivity to interest rate movements) also contributed to performance given that municipal interest rates fell slightly during the period. (Bond prices rise as rates fall.) The Trust also benefited from its credit exposure as yield spreads generally tightened, especially in the tax-backed local and transportation sectors. In addition, the use of leverage allowed the Trust to enhance its level of income.

•	In the positive market environment, there were no material detractors from the Trust’s performance during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2015 ($14.58)[1]	5.88%
Tax Equivalent Yield[2]	10.39%
Current Monthly Distribution per Common Share[3]	$0.0715
Current Annualized Distribution per Common Share[3]	$0.8580
Economic Leverage as of February 28, 2015[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

BlackRock Municipal Income Quality Trust

Market Price and Net Asset Value Per Share Summary
	2/28/15	8/31/14	Change	High	Low
Market Price	$14.58	$13.96	4.44%	$15.17	$13.69
Net Asset Value	$15.80	$15.56	1.54%	$16.14	$15.39

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/28/15	8/31/14
County/City/Special District/School District	29%	32%
Transportation	25	25
Utilities	13	13
State	11	12
Health	9	8
Education	9	6
Corporate	2	2
Tobacco	2	2

Credit Quality Allocation[1]
	2/28/15	8/31/14
AAA/Aaa	19%	17%
AA/Aa	57	52
A	21	26
BBB/Baa	3	5

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2015	1%
2016	4
2017	8
2018	16
2019	8

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	13

Trust Summary as of February 28, 2015	BlackRock Municipal Income Trust II

Trust Overview

BlackRock Municipal Income Trust II’s (BLE) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2015, the Trust returned 9.01% based on market price and 5.18% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 6.44% based on market price and 4.58% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

At a time of modest price gains for the municipal bond market, the income generated from coupon payments on the Trust’s portfolio of tax-exempt bonds made a meaningful contribution to absolute performance. In addition, the use of leverage allowed the Trust to enhance its level of income. At a time in which higher-quality bonds generally outperformed, the Trust’s investment-grade holdings in the AA and A rated categories aided performance, followed by those ranked BBB and lower. Concentrations in transportation, state and local tax-backed, health care, corporate and utilities sectors also proved helpful to performance, while the Trust’s positioning with respect to duration (sensitivity to interest rate movements) and the yield curve made more modest contributions. In addition, the use of leverage allowed the Trust to enhance its level of income.

•	In the positive market environment, there were no material detractors from the Trust’s performance during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE MKT	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 28, 2015 ($15.53)[1]	6.10%
Tax Equivalent Yield[2]	10.78%
Current Monthly Distribution per Common Share[3]	$0.079
Current Annualized Distribution per Common Share[3]	$0.948
Economic Leverage as of February 28, 2015[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

BlackRock Municipal Income Trust II

Market Price and Net Asset Value Per Share Summary
	2/28/15	8/31/14	Change	High	Low
Market Price	$15.53	$14.70	5.65%	$16.66	$14.28
Net Asset Value	$15.78	$15.48	1.94%	$16.09	$15.33

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/28/15	8/31/14
Transportation	21%	20%
Health	16	14
Utilities	15	16
County/City/Special District/School District	13	13
Corporate	10	11
State	10	11
Education	8	8
Tobacco	5	4
Housing	2	3

Credit Quality Allocation[1]
	2/28/15	8/31/14
AAA/Aaa	10%	7%
AA/Aa	39	32
A	23	28
BBB/Baa	14	17
BB/Ba	4	5
B	2	2
N/R2	8	9

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of February 28, 2015 and August 31, 2014, the market value of unrated securities deemed by the investment advisor to be investment grade each representing 1%, respectively, of the Trust’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2015	9%
2016	4
2017	3
2018	5
2019	17

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	15

Trust Summary as of February 28, 2015	BlackRock MuniHoldings Investment Quality Fund

Trust Overview

BlackRock MuniHoldings Investment Quality Fund’s (MFL) (the “Trust”) investment objective is to provide shareholders with current income exempt from federal income tax and to provide shareholders with the opportunity to own shares the value of which is exempt from Florida intangible personal property tax. The Trust seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Trust invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Effective January 1, 2007, the Florida intangible personal property tax was repealed.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2015, the Trust returned 7.55% based on market price and 4.70% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 6.44% based on market price and 4.58% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

Municipal bond yields declined during the six-month period, while the yield curve flattened (i.e., rates on longer-dated bonds fell more than rates on shorter-dated securities). In this environment, the Trust’s duration (interest rate sensitivity) had a positive impact on performance. (Bond prices rise when rates fall.) The Trust’s longer-dated holdings in the transportation, utilities and tax-backed sectors were particularly strong contributors to performance. At a time of modest price gains for the municipal bond market, the income generated from coupon payments on the Trust’s portfolio of tax-exempt bonds made a meaningful contribution to absolute performance. In addition, the use of leverage allowed the Trust to enhance its level of income.

•	In the positive market environment, there were no material detractors from the Trust’s performance during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	MFL
Initial Offering Date	September 26, 1997
Yield on Closing Market Price as of February 28, 2015 ($14.53)[1]	5.91%
Tax Equivalent Yield[2]	10.44%
Current Monthly Distribution per Common Share[3]	$0.0715
Current Annualized Distribution per Common Share[3]	$0.8580
Economic Leverage as of February 28, 2015[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

BlackRock MuniHoldings Investment Quality Fund

Market Price and Net Asset Value Per Share Summary

	2/28/15	8/31/14	Change	High	Low
Market Price	$14.53	$13.92	4.38%	$15.15	$13.64
Net Asset Value	$15.71	$15.46	1.62%	$16.01	$15.30

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/28/15	8/31/14
Transportation	35%	35%
County/City/Special District/School District	21	18
Utilities	16	19
State	11	9
Health	10	11
Education	5	6
Housing	1	1
Tobacco	1	1

Credit Quality Allocation[1]
	2/28/15	8/31/14
AAA/Aaa	6%	5%
AA/Aa	62	65
A	29	28
BBB/Baa	2	2
N/R	1	—

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2015	—
2016	1%
2017	3
2018	14
2019	25
[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	17

Trust Summary as of February 28, 2015	BlackRock MuniVest Fund, Inc.

Trust Overview

BlackRock MuniVest Fund, Inc.’s (MVF) (the “Trust”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Trust seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Trust primarily invests in long term municipal obligations rated investment grade at the time of investment and in long term municipal obligations with maturities of more than ten years at the time of investment. The Trust may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six months ended February 28, 2015, the Trust returned 7.66% based on market price and 4.16% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 6.44% based on market price and 4.58% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

The Trust’s duration exposure (sensitivity to interest rate movements) contributed positively to performance as interest rates declined during the period. (Bond prices rise when rates fall.) The Trust’s exposure to long-maturity bonds benefited performance given that the yield curve flattened, with yields falling more significantly for bonds in the 20- to 30-year maturity range than for intermediate- and short-term bonds. The Trust’s exposure to zero-coupon bonds, which experienced stronger price performance than current coupon bonds also benefitted returns. At a time of modest price gains for the municipal bond market, the income generated from coupon payments on the Trust’s portfolio of tax-exempt bonds made a meaningful contribution to absolute performance. In addition, the use of leverage allowed the Trust to enhance its level of income.

•	In the positive market environment, there were no material detractors from the Trust’s performance during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE MKT	MVF
Initial Offering Date	September 29, 1988
Yield on Closing Market Price as of February 28, 2015 ($10.25)[1]	6.26%
Tax Equivalent Yield[2]	11.06%
Current Monthly Distribution per Common Share[3]	$0.0535
Current Annualized Distribution per Common Share[3]	$0.6420
Economic Leverage as of February 28, 2015[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

BlackRock MuniVest Fund, Inc.

Market Price and Net Asset Value Per Share Summary
	2/28/15	8/31/14	Change	High	Low
Market Price	$10.25	$9.83	4.27%	$10.59	$9.46
Net Asset Value	$10.36	$10.27	0.88%	$10.56	$10.19

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/28/15	8/31/14
Health	24%	23%
Transportation	22	22
County/City/Special District/School District	14	12
Utilities	10	10
Corporate	9	10
Education	9	10
State	5	5
Housing	4	5
Tobacco	3	3

Credit Quality Allocation[1]
	2/28/15		8/31/14
AAA/Aaa	10%		10%
AA/Aa	48		49
A	24		23
BBB/Baa	12		12
BB/Ba	1		1
B	2		2
CCC	—	[2]	—
N/R3	3		3

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]	Representing less than 1% of the Trust’s total investments.

[3]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of February 28, 2015 and August 31, 2014, the market value of unrated securities deemed by the investment advisor to be investment grade each representing 1%, respectively, of the Trust’s total investments.

Call/Maturity Schedule[4]
Calendar Year Ended December 31,
2015	5%
2016	4
2017	8
2018	18
2019	19

[4]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	19

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$145	$162,161
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	180	144,916
California — 13.3%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	700	792,890
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	120	139,657
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	410	492,644
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,660	1,862,587
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	972,511
State of California, GO, Various Purposes, 6.00%, 3/01/33	685	832,898
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	500	605,490
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	210	246,292
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	160	192,486
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	1,000	1,186,740

		7,324,195
Colorado — 2.8%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	750	864,878
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	580	666,269

		1,531,147
Florida — 6.4%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	105	122,605
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	1,875	2,290,350
Osceola County Florida, RB, Sales Tax Revenue, Series A (a):
5.00%, 10/01/40	200	225,502
5.00%, 10/01/44	465	522,609
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	305	355,112

		3,516,178
Municipal Bonds	Par (000)	Value
Georgia — 1.9%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40 (a)	$340	$388,344
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	555	646,259

		1,034,603
Illinois — 17.9%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	1,590	1,939,561
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	250	271,028
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	500	570,000
5.25%, 12/01/40	750	850,575
5.00%, 12/01/44	565	642,043
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	250	289,270
5.25%, 12/01/43	1,000	1,130,200
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	750	894,967
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,000	1,167,300
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	365	429,342
6.00%, 6/01/28	105	123,203
State of Illinois, GO:
5.25%, 2/01/31	255	279,730
5.25%, 2/01/32	500	546,520
5.50%, 7/01/33	500	557,995
5.50%, 7/01/38	110	122,262

		9,813,996
Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,190	1,378,175
Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	900	1,047,690
Kentucky — 1.7%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	800	953,040
Louisiana — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
LCTCS Act 360 Project, 5.00%, 10/01/37	475	541,771
Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	380	456,186

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	EDA	Economic Development Authority	IDB	Industrial Development Board
AGM	Assured Guaranty Municipal Corp.	EDC	Economic Development Corp.	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	ERB	Education Revenue Bonds	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	GARB	General Airport Revenue Bonds	M/F	Multi-Family
ARB	Airport Revenue Bonds	GO	General Obligation Bonds	NPFGC	National Public Finance Guarantee Corp.
BARB	Building Aid Revenue Bonds	HDA	Housing Development Authority	PSF-GTD	Public School Fund Guaranteed
BHAC	Berkshire Hathaway Assurance Corp.	HFA	Housing Finance Agency	PILOT	Payment in Lieu of Taxes
CAB	Capital Appreciation Bonds	HRB	Housing Revenue Bonds	RB	Revenue Bonds
COP	Certificates of Participation	IDA	Industrial Development Authority	S/F	Single-Family

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	$315	$346,078

		1,344,035
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	675	819,241
Massachusetts — 1.4%
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	375	434,471
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	300	347,808

		782,279
Michigan — 3.3%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	485	576,195
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	500	577,870
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	530	663,496

		1,817,561
Mississippi — 2.9%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,307,110
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	250	288,587

		1,595,697
Nevada — 4.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,163,010
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	1,000	1,177,860

		2,340,870
New Jersey — 9.8%
New Jersey EDA, RB, School Facilities Construction, Series UU, 5.00%, 6/15/40	250	270,857
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	829,545
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	610	650,852
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/38	1,835	1,973,286
Transportation System, Series A, 5.88%, 12/15/38	695	803,142
Transportation System, Series AA, 5.50%, 6/15/39	760	861,604

		5,389,286
New York — 4.0%
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	620	721,035
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/38	500	577,500
New York Counties Tobacco Trust IV, Refunding RB, Settlement Pass Thru, Turbo Term, Series A, 6.25%, 6/01/41 (c)	300	305,346
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	573,655

		2,177,536
Municipal Bonds	Par (000)	Value
Ohio — 2.8%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	$840	$953,627
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	500	583,815

		1,537,442
Pennsylvania — 7.3%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	349,326
Pennsylvania Turnpike Commission, RB:
Sub-Series A, 5.63%, 12/01/31	750	880,373
Sub-Series A, 6.00%, 12/01/41	1,500	1,617,360
Sub-Series C (AGC), 6.25%, 6/01/38	500	571,620
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	530	611,625

		4,030,304
South Carolina — 3.4%
City of Columbia South Carolina, RB, Special Obligation, 5.00%, 2/01/44	1,000	1,137,970
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	635	745,890

		1,883,860
Texas — 9.3%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41	890	1,034,705
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	130	142,956
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	395	456,656
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/18 (b)	470	537,736
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,020	1,229,100
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	500	601,035
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	285,615
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	180	208,631
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	500	594,375

		5,090,809
Virginia — 0.7%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	145	162,532
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (b)	200	240,994

		403,526
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	890	981,385
Total Municipal Bonds — 103.9%		57,099,932

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	21

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California — 19.3%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (e)	$1,005	$1,134,595
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	1,300	1,485,887
Los Angeles Community College District California, GO, Go, Election of 2008, Series C, 5.25%, 8/01/39 (e)	1,410	1,647,761
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (b)	2,079	2,529,719
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	226,940
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	2,234	2,610,414
University of California, RB, Series O, 5.75%, 5/15/34	810	949,228

		10,584,544
District of Columbia — 3.4%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	735	866,134
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	899	1,016,756

		1,882,890
Illinois — 7.2%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (b)	1,500	1,759,440
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	2,000	2,210,353

		3,969,793
Nevada — 3.2%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	1,500	1,732,395
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (e)	585	669,189
New Jersey — 3.7%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	1,000	1,097,770
Series B, 5.25%, 6/15/36 (e)	840	917,154

		2,014,924
New York — 13.7%
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	750	862,282
Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF, 5.00%, 6/15/45	1,000	1,119,409
Series FF-2, 5.50%, 6/15/40	990	1,144,651
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,127,275
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	1,170	1,350,238
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	680	795,750
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	1,000	1,139,870

		7,539,475
Texas — 5.2%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (e)	1,050	1,195,655
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	1,450	1,679,811

		2,875,466
Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	460	524,826
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 57.9%		31,793,502
Total Long-Term Investments (Cost — $78,854,805) — 161.8%		88,893,434

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	349,386	349,386
Total Short-Term Securities (Cost — $349,386) — 0.6%		349,386
Total Investments (Cost — $79,204,191) — 162.4%		89,242,820
Liabilities in Excess of Other Assets — (0.5)%		(245,298)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.5%)		(16,237,645)
VRDP Shares, at Liquidation Value — (32.4%)		(17,800,000)

Net Assets Applicable to Common Shares — 100.0%		$54,959,877

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Pershing LLC	$388,344	$1,421
Raymond James Financial	$748,111	$4,113

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust. In exchange for which the Trust received cash and residual certificates. These bonds serve as collateral in a secured borrowing. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)

(e)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019, is $4,102,786.

(f)	During the six months ended February 28, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
FFI Institutional Tax-Exempt Fund	698,423	(349,037)	349,386	$133

(g)	Represents the current yield as of report date.

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(53)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$6,773,234	$(29,259)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements. As of February 28, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$88,893,434	—	$88,893,434
Short-Term Securities	$349,386	—	—	349,386

Total	$349,386	$88,893,434	—	$89,242,820

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(29,259)	—	—	$(29,259)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$105,000	—	—	$105,000
Liabilities:
TOB Trust Certificates	—	$(16,235,837)	—	(16,235,837)
VRDP Shares	—	(17,800,000)	—	(17,800,000)

Total	$105,000	$(34,035,837)	—	$(33,930,837)

During the six months ended February 28, 2015, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	23

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,150	$1,349,295
6.00%, 6/01/39	450	526,572
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	1,275	1,321,181

		3,197,048
Arizona — 7.5%
Arizona Board of Regents, RB, Arizona State University, Series C, 5.50%, 7/01/26	200	234,480
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	2,200	2,377,496
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	4,085,700
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,722,450
5.00%, 12/01/37	2,065	2,381,668
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	750	840,232
University Medical Center Corp., RB, 6.50%, 7/01/19 (a)	500	582,280
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (a)	900	1,064,016

		13,288,322
Arkansas — 4.1%
Arkansas State University, RB, Jonesboro Campus, Series B:
4.00%, 12/01/28	400	426,892
4.88%, 12/01/43	690	761,022
City of Benton Arkansas, RB, 4.00%, 6/01/39	905	960,359
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,200	1,366,788
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	2,250	2,322,247
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	465	525,478
University of Arkansas, RB, Fort Smith Campus, Series B, 4.00%, 6/01/39	920	953,423

		7,316,209
California — 18.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	1,900	2,277,017
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,342,651
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (b)	1,000	933,810
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	2,000	2,319,940
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	4,500	59,130
Dinuba California Unified School District, GO, Election of 2006 (AGM), 5.75%, 8/01/33	500	589,055
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (b)	1,650	1,368,032
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (c)	8,000	2,939,200
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (c)	1,500	861,105
0.00%, 8/01/33 (c)	4,000	1,458,320
0.00%, 8/01/39 (b)	2,000	1,555,780
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (b)	2,800	2,786,616
Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Refunding, Various Purposes:
5.75%, 4/01/31	$2,000	$2,351,980
5.00%, 2/01/38	3,000	3,404,610
4.00%, 10/01/44	1,500	1,554,435
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,000	1,215,910
6.50%, 4/01/33	1,950	2,380,072
5.50%, 3/01/40	2,350	2,757,466

		33,155,129
Colorado — 1.3%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,239,445
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	750	889,957
University of Northern Colorado Greely, Refunding RB, Institutional Enterprise, Series A, 4.00%, 6/01/35	250	265,293

		2,394,695
Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	607,415
Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,390,200
Florida — 4.6%
County of Lee Florida, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/28	2,000	2,226,680
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	5,089,647
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/36	125	134,218
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	910	678,915

		8,129,460
Georgia — 3.0%
City of Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/01/43 (f)	4,000	4,553,920
Savanah Colleges of Art, RB, 4.00%, 4/01/32	830	825,701

		5,379,621
Hawaii — 0.3%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	438,452
Idaho — 2.0%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 3/01/39	1,230	1,377,588
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/18 (a)	1,750	2,091,127

		3,468,715
Illinois — 5.1%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	2,000	2,058,120
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	870	949,126
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	754,177
Illinois Finance Authority, RB, Rush University Medical Center, Series C, 6.63%, 5/01/19 (a)	650	792,071

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	$210	$210,029
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,010	1,191,042
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,128,070
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,150	1,349,364
State of Illinois, GO, 5.00%, 2/01/39	665	703,231

		9,135,230
Indiana — 0.6%
Indiana Finance Authority, Refunding RB, U.S. Steel Corp. Project, 6.00%, 12/01/26	1,000	1,102,950
Iowa — 1.5%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
Grinnell College Project 4.00%, 12/01/44	1,100	1,160,940
Upper Iowa University Project, 5.75%, 9/01/30	500	520,550
Upper Iowa University Project, 6.00%, 9/01/39	1,000	1,043,250

		2,724,740
Kansas — 2.5%
County of Seward Kansas Unified School District No. 480, GO, Refunding, 5.00%, 9/01/39	4,000	4,497,200
Kentucky — 1.8%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,830	2,090,482
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (b):
0.00%, 7/01/34	500	358,310
0.00%, 7/01/39	830	589,848
0.00%, 7/01/43	270	190,553

		3,229,193
Louisiana — 2.7%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	860	969,108
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/45 (f)	1,955	2,142,719
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,260,515
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	400	447,268

		4,819,610
Maryland — 1.1%
County of Anne Arundel Maryland Consolidated, Special Tax, The Villages at Two Rivers Project:
5.13%, 7/01/36	170	173,981
5.25%, 7/01/44	170	173,640
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
5.00%, 7/01/39	900	1,013,643
5.00%, 7/01/45	560	628,331

		1,989,595
Michigan — 3.6%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	240	249,552
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,181,753
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,950	2,441,166
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,455,663

		6,328,134
Minnesota — 3.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	4,600	5,396,628
Mississippi — 3.2%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	449,884
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	845	928,097
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	2,000,863
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	2,100	2,374,554

		5,753,398
Missouri — 3.0%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	970,830
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	556,090
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	339,379
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	565,940
Heartland Regional Medical Center, 4.13%, 2/15/43	400	409,364
University of Central Missouri, Series C-2, 4.00%, 10/01/28	400	425,104
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,138,320
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/38	800	891,352

		5,296,379
Montana — 1.1%
State of Montana Board of Regents, RB, 5.00%, 11/15/43	1,750	2,002,193
Nebraska — 3.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	600	658,158
Douglas County Hospital Authority No. 2, RB, Madonna Rehabilitation Hospital Project, Series 2014:
4.00%, 5/15/33	1,220	1,232,139
5.00%, 5/15/44	250	274,763
Minden Public Schools, GO, 4.00%, 12/15/39	500	510,805
Nebraska Public Power District, Refunding RB:
Series A, 5.00%, 1/01/32	250	282,702
Series A, 4.00%, 1/01/44	400	414,384
Series A-2, 5.00%, 1/01/40	2,000	2,231,340

		5,604,291
Nevada — 1.6%
City of Las Vegas Nevada, Special Assessment, No. 809 Summerlin Area, 5.65%, 6/01/23	1,200	1,212,168

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	25

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	$1,000	$1,055,570
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	601,473

		2,869,211
New Jersey — 10.8%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (d)(e)	915	45,604
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	660	745,708
The Goethals Bridge Replacement Project, AMT (AGM), 5.13%, 7/01/42	200	220,054
Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	450	513,544
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	9,396,450
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (a):
7.13%, 6/01/19	630	787,223
7.50%, 6/01/19	800	1,012,096
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 7/01/23	510	569,879
5.63%, 7/01/37	1,700	1,955,986
5.00%, 7/01/25	500	570,240
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	235	244,174
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA, 5.00%, 6/15/44	3,030	3,248,614

		19,309,572
New York — 8.7%
City of New York New York, GO, Fiscal 2014, Sub-Series A-1:
5.00%, 8/01/29	400	465,648
5.00%, 8/01/35	1,580	1,811,217
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (g)	3,165	3,439,469
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,500	1,546,830
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,500	1,652,745
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/39	3,335	3,873,903
New York Counties Tobacco Trust IV, Refunding RB, Settlement Pass-Through, Turbo Term, Series A, 6.25%, 6/01/41 (h)	900	916,038
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	800	917,848
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (h)	405	452,559
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (h)	400	416,032

		15,492,289
Municipal Bonds	Par (000)	Value
North Carolina — 2.0%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,695	2,700,228
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/33	800	923,216

		3,623,444
North Dakota — 0.5%
City of Fargo North Dakota, Refunding RB, University Facilities Development Foundation Project, 3.00%, 12/01/30	400	394,068
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/35	480	520,622

		914,690
Ohio — 2.3%
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, AMT, 4.00%, 12/01/32	2,000	2,049,300
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/49	2,000	2,060,040

		4,109,340
Oklahoma — 0.8%
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	1,140	1,182,727
Stillwater Utilities Authority, RB, Series A, 4.00%, 10/01/42	250	263,653

		1,446,380
Oregon — 2.1%
Central Oregon Community College District, GO, 4.00%, 6/01/40	450	471,411
County of Jefferson Oregon, GO:
5.00%, 6/01/40	615	707,662
5.00%, 6/01/45	875	1,000,265
County of Umatilla Pendleton Oregon School District No. 16R, GO, Series A, 4.00%, 6/15/38	265	279,525
Lane County School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 6/15/40 (c)	1,000	350,630
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	750	874,447

		3,683,940
Pennsylvania — 3.9%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,966,115
Delaware River Port Authority, RB:
4.50%, 1/01/32	1,500	1,657,635
Series D (AGM), 5.00%, 1/01/40	2,600	2,914,444
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38 (f)	330	363,637

		6,901,831
Rhode Island — 1.3%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,198,040
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	900	1,018,638

		2,216,678

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee — 2.5%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	$1,950	$2,207,946
County of Chattanooga-Hamilton Hospital Authority, Refunding RB, 5.00%, 10/01/44	875	956,524
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	321,049
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	800	873,296

		4,358,815
Texas — 16.6%
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (a):
7.13%, 12/01/18	500	612,960
7.25%, 12/01/18	1,750	2,153,427
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (c)	11,690	3,066,988
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,727,835
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (c)	10,760	3,812,591
Leander Texas ISD, GO, Refunding CAB Series D, 0.00%, 8/15/35 (c)	4,000	1,716,080
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	760	880,886
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,416,960
Texas State Turnpike Authority, RB, CAB (AMBAC), 0.00%, 8/15/35 (c)	45,000	13,200,750

		29,588,477
U.S. Virgin Islands — 1.4%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 4.50%, 10/01/44	2,500	2,517,350
Vermont — 2.9%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	2,360	2,465,185
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Fletcher Allen Health Hospital, Series B (AGM), 5.00%, 12/01/34	1,590	1,710,061
Vermont Student Assistance Corp., RB, Series A, 4.13%, 6/15/30	1,000	1,016,580

		5,191,826
Virginia — 0.6%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	880	1,022,586
Washington — 0.9%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	1,400	1,640,100
West Virginia — 1.2%
City of Wheeling West Virginia Waterworks & Sewerage System, RB, 5.00%, 6/01/38	1,000	1,128,940
Municipal Bonds	Par (000)	Value
West Virginia (concluded)
West Virginia Hospital Finance Authority, Refunding RB, Valley Health System Obligation Group Series 2014, 5.00%, 1/01/44	900	1,000,440

		2,129,380
Wisconsin — 0.6%
WPPI Energy Power Supply Systems, Refunding RB, Series A:
5.00%, 7/01/36	330	376,777
5.00%, 7/01/37	665	757,535

		1,134,312
Total Municipal Bonds — 137.4%		244,795,028

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Colorado — 2.2%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	3,750	4,021,500
New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (j)	1,400	1,528,591
New York — 14.2%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	3,990	4,244,602
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	450	517,369
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,000	6,791,295
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	405	468,266
Series A, 4.75%, 6/15/30	3,000	3,253,830
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	2,500	2,907,168
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	2,505	2,890,895
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	2,199	2,449,227
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,807,884

		25,330,536
Ohio — 2.0%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,260	1,348,212
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,192,200

		3,540,412
Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,580	1,775,367
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.3%		36,196,406
Total Long-Term Investments (Cost — $254,137,806) — 157.7%		280,991,434

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	27

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	1,337,487	$1,337,487
Total Short-Term Securities (Cost — $1,337,487) — 0.7%		1,337,487
Total Investments (Cost — $255,475,293) — 158.4%		282,328,921
Liabilities in Excess of Other Assets — (2.7)%		(4,742,427)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.9%)		(19,499,039)
VMTP Shares, at Liquidation Value — (44.8%)		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$178,187,455

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$2,142,719	$(2,033)
J.P. Morgan Securities LLC	$363,637	$3,614
Pershing LLC	$4,553,920	$12,920

(g)	Variable rate security. Rate shown is as of report date.

(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Represent bonds transferred to a TOB Trust. In exchange for which the Trust received cash and residual certificates. These bonds serve as collateral in a secured borrowing. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts.

(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 15, 2019 to June 15, 2019, is $2,411,645.

(k)	During the six months ended February 28, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
FFI Institutional Tax-Exempt Fund	3,426,637	(2,089,150)	1,337,487	$464

(l)	Represents the current yield as of report date.

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(305)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$38,978,047	$(168,378)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of February 28, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$280,991,434	—	$280,991,434
Short-Term Securities	$1,337,487	—	—	1,337,487

Total	$1,337,487	$280,991,434	—	$282,328,921

[1] See above Schedule of Investments for values in each state and political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(168,378)	—	—	$(168,378)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$414,000	—	—	$414,000
Liabilities:
TOB Trust Certificates	—	$(19,494,759)	—	(19,494,759)
VMTP Shares	—	(79,900,000)	—	(79,900,000)

Total	$414,000	$(99,394,759)	—	$(98,980,759)

During the six months ended February 28, 2015, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	29

Schedule of Investments February 28, 2015 (Unaudited)	Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,000	$1,179,310
6.00%, 6/01/39	1,000	1,170,160
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	374,647

		2,724,117
California — 16.3%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,155	2,440,968
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,347,517
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,583,218
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,025	1,231,609
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	1,000	1,105,750
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,318,397
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,210	3,679,816
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,181,770
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,302,131
State of California, GO, Various Purpose, 5.00%, 4/01/43	1,000	1,136,600
State of California Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	505	592,274
Various Capital Projects, Series I, 5.50%, 11/01/30	1,000	1,216,150
Various Capital Projects, Series I, 5.50%, 11/01/31	1,500	1,816,470
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	380	457,155
University of California, Refunding RB, Regents Medical Center, Series J, 5.25%, 5/15/38	2,355	2,794,773

		23,204,598
Colorado — 3.8%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,747,802
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,425	1,625,683

		5,373,485
Florida — 10.2%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	5,320,812
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	205	239,372
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	4,215	5,148,707
County of Osceola Florida, RB, Sales Tax Revenue, Series A (b):
5.00%, 10/01/40	490	552,480
5.00%, 10/01/44	2,125	2,388,266
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	745	867,404

		14,517,041
Municipal Bonds	Par (000)	Value
Georgia — 2.8%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	2,500	3,045,825
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40 (b)	845	965,151

		4,010,976
Illinois — 25.3%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	825	954,880
Series C, 6.50%, 1/01/41	3,740	4,562,239
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 1/01/30	1,000	1,134,040
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,507,948
Sales Tax Receipts, 5.25%, 12/01/36	3,185	3,630,900
Sales Tax Receipts, 5.25%, 12/01/40	3,000	3,402,300
Sales Tax Receipts, 5.00%, 12/01/44	1,385	1,573,858
Sales Tax Receipts, 5.00%, 12/01/44	2,500	2,840,900
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,279,930
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,480	1,587,004
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,446,350
5.25%, 12/01/43	3,000	3,390,600
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,885	2,249,352
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	1,076,296
6.00%, 6/01/28	260	305,074
State of Illinois, GO:
5.25%, 2/01/31	610	669,158
5.25%, 2/01/32	1,000	1,093,040
5.50%, 7/01/33	1,000	1,115,990
5.50%, 7/01/38	270	300,097

		36,119,956
Indiana — 1.9%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,753,124
Louisiana — 2.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	436,579
Series A-2, 6.00%, 1/01/23	150	173,901
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Louisiana Community and Technical Colleges Act 360 Project, 5.00%, 10/01/37	1,155	1,317,358
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	790	867,942

		2,795,780
Michigan — 2.4%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,875,984
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,205	1,508,515

		3,384,499

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Minnesota — 3.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	$3,680	$4,317,302
Mississippi — 2.2%
Mississippi Development Bank, RB, Special Obligation, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,500	1,960,665
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,154,350

		3,115,015
Nevada — 5.8%
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,410	5,964,092
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,289,320

		8,253,412
New Jersey — 5.5%
New Jersey EDA, RB, School Facilities Construction, Series UU, 5.00%, 6/15/40	610	660,892
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,300	1,464,710
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,540	1,643,134
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.50%, 6/15/39	1,620	1,836,578
Transportation System, Series A (AGC), 5.50%, 12/15/38	2,000	2,294,040

		7,899,354
New York — 4.9%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,849,318
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	1,565	1,807,575
Series A-1, 5.25%, 11/15/39	1,000	1,159,760
New York State Dormitory Authority, Refunding RB, Series C, 5.00%, 3/15/42	1,000	1,141,290

		6,957,943
Ohio — 0.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	470	548,786
Pennsylvania — 2.6%
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	1,720	1,946,404
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,731,015

		3,677,419
South Carolina — 1.3%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,791,311
Texas — 14.3%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,000	2,241,400
Central Texas Transportation Commission Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	315	346,393
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	980	1,132,968
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	3,365	3,983,823
Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	2,600	3,109,730
6.00%, 11/15/36	2,215	2,649,251
5.38%, 11/15/38	1,000	1,149,530
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	205	245,783
6.50%, 7/01/37	795	922,876
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,000	1,183,210
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,180,830
Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,713,690
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	440	509,986

		20,369,470
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	370	414,737
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,204,970

		1,619,707
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,025	1,175,132
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	795	932,463

		2,107,595
Total Municipal Bonds — 109.2%		155,540,890

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 8.9%
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	10,680	12,727,676
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	760	896,581
Illinois — 2.3%
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	2,999	3,315,530
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	1,030,010
Nevada — 5.0%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	2,000	2,309,860
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,100	4,746,119

		7,055,979
New Jersey — 6.3%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (a)	329	391,432
6.00%, 12/15/34	671	777,838

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	31

Schedule of Investments (continued)	Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New Jersey (concluded)
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (d)	$6,020	$6,723,979
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	1,000	1,091,851

		8,985,100
New York — 11.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,993	5,722,105
Series FF, 5.00%, 6/15/45	3,019	3,380,617
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	900	1,014,547
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,000	1,162,867
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	2,955	3,410,218
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	1,740	2,036,183

		16,726,537
Texas — 5.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	4,984,262
Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	2,310	2,776,782

		7,761,044
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,004	1,113,475
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.8%		59,611,932
Total Long-Term Investments (Cost — $192,700,517) — 151.0%		215,152,822

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (e)(f)	2,533,005	2,533,005
Total Short-Term Securities (Cost — $2,533,005) — 1.8%		2,533,005
Total Investments (Cost — $195,233,522) — 152.8%		217,685,827
Liabilities in Excess of Other Assets — (1.0)%		(1,409,946)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.2)%		(31,600,484)
VMTP Shares, at Liquidation Value — (29.6)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$142,475,397

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Pershing LLC	$965,151	$3,532
Raymond James Financial	$2,940,746	$12,589

(c)	Represent bonds transferred to a TOB Trust. In exchange for which the Trust received cash and residual certificates. These bonds serve as collateral in a secured borrowing. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to July 1, 2020, is $7,486,055.

(e)	During the six months ended February 28, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
FFI Institutional Tax-Exempt Fund	1,321,380	1,211,625	2,533,005	$181

(f)	Represents the current yield as of report date.

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(142)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$18,147,156	$(78,393)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (concluded)	Municipal Income Investment Quality Trust (BAF)

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of February 28, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$215,152,822	—	$215,152,822
Short-Term Securities	$2,533,005	—	—	2,533,005

Total	$2,533,005	$215,152,822	—	$217,685,827

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(78,393)	—	—	$(78,393)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$202,000	—	—	$202,000
Liabilities:
TOB Trust Certificates	—	$(31,594,766)	—	(31,594,766)
VMTP Shares	—	(42,200,000)	—	(42,200,000)

Total	$202,000	$(73,794,766)	—	$(73,592,766)

During the six months ended February 28, 2015, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	33

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.8%
City of Birmingham Alabama Airport Authority, ARB (AGM), 5.50%, 7/01/40	$5,800	$6,721,910
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,495	1,749,389
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,800	2,810,500
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	3,800	4,464,734

		15,746,533
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,238,643
Arizona — 1.5%
City of Phoenix Civic Improvement Corp., RB, Civil Plaza Expansion Project, Sub-Series A, 5.00%, 7/01/37	4,490	4,555,958
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,409,337
5.25%, 10/01/28	250	284,593

		6,249,888
Arkansas — 0.1%
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	435	491,576
California — 14.4%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	726,150
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 1/01/28 (a)	10,100	13,065,360
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,620	1,809,167
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM):
5.00%, 8/01/31	7,450	8,279,483
0.00%, 8/01/36 (b)	4,200	1,361,262
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/17 (a)	2,500	2,717,225
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (b):
0.00%, 8/01/31	13,575	6,219,386
0.00%, 8/01/32	14,150	6,126,101
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (c)	1,580	1,101,687
San Diego California Unified School District, GO, CAB, Election of 2008 (b):
Series C, 0.00%, 7/01/38	2,000	777,240
Series G, 0.00%, 7/01/34	725	302,731
Series G, 0.00%, 7/01/35	775	305,831
Series G, 0.00%, 7/01/36	1,155	426,287
Series G, 0.00%, 7/01/37	770	267,744
San Diego California Unified School District, GO, Refunding, CAB, Election of 2008, Series R-1, 0.00%, 7/01/31 (b)	1,400	760,354
San Jose California Unified School District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (a)	2,350	2,398,574
State of California, GO, Refunding, Various Purpose, 5.00%, 10/01/41	1,100	1,241,240
Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purpose, 5.00%, 4/01/42	5,000	5,689,400
State of California Public Works Board, LRB:
Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,716,084
Various Judicial Council Projects, Series A, 5.00%, 3/01/38	780	879,700
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/37 (b)	10,000	4,042,000

		60,213,006
Colorado — 0.9%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	960	1,109,059
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	2,545	2,871,193

		3,980,252
District of Columbia — 2.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,500,855
Florida — 13.1%
City of Lakeland Florida, RB, Regional Health, 5.00%, 11/15/40	1,770	1,951,708
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	1,400	1,554,868
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	6,750	7,592,670
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,475	3,757,483
County of Miami-Dade Florida, RB:
CAB, Special Obligation, Sub-Series A (NPFGC), 0.00%, 10/01/38 (b)	15,000	4,437,300
Transit System Sales Surtax (AGM), 5.00%, 7/01/35	1,300	1,435,096
Seaport Department, Series A, 6.00%, 10/01/38	2,770	3,383,611
County of Miami-Dade Florida, Refunding ARB, Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,792,600
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, 5.50%, 10/01/36	5,000	5,763,850
County of Orange Florida School Board, COP, Series A, 5.00%, 8/01/16 (a)	6,000	6,397,680
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	334,299
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3 (Ginnie Mae, Fannie Mae & Freddie Mac), 5.45%, 7/01/33	620	649,772
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	6,150	6,744,213
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,340	1,556,973
South Florida Water Management District, COP, (AMBAC), 5.00%, 10/01/36	1,000	1,060,600
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	2,000	2,324,500

		54,737,223
Georgia — 2.9%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	7,500	9,137,475
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,368,288

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	$545	$635,045
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/31	210	233,484
5.00%, 4/01/33	155	171,444
5.00%, 4/01/44	695	761,963

		12,307,699
Hawaii — 1.4%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,767,550
Illinois — 14.5%
City of Chicago Illinois, GO, Refunding, Series A:
Project, 5.25%, 1/01/33	3,000	3,120,300
5.00%, 1/01/34	6,600	6,741,504
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	4,875	5,188,121
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	1,525	1,757,242
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 1/01/34	9,800	11,227,468
City of Chicago Illinois Park District, GO, Harbor Facilities Revenue, Series C, 5.25%, 1/01/40	600	652,392
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,993,500
Sales Tax Receipts, 5.25%, 12/01/36	650	741,000
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	8,655,262
5.50%, 12/01/38	1,000	1,157,080
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	310	345,200
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B, 4.25%, 6/15/42	755	774,351
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	833,086
State of Illinois, GO:
5.25%, 2/01/33	2,435	2,652,007
5.50%, 7/01/33	880	982,071
5.25%, 2/01/34	5,910	6,422,870
5.50%, 7/01/38	1,475	1,639,418
5.00%, 2/01/39	2,200	2,326,478
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	1,020	1,144,175

		60,353,525
Indiana — 1.9%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,266,408
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	5,750	6,555,058

		7,821,466
Iowa — 2.2%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	3,000	3,542,610
Series A (AGC), 5.63%, 8/15/37	5,000	5,739,100

		9,281,710
Municipal Bonds	Par (000)	Value
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,700,340
Louisiana — 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A, 5.00%, 2/01/43	285	318,126
LCTCS Act 360 Project, 5.00%, 10/01/39	880	1,002,144
State of Louisiana Gasoline & Fuels Tax, RB, Series A (AGM), 5.00%, 5/01/16 (a)	5,000	5,270,600

		6,590,870
Massachusetts — 0.4%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior, Series A, 5.00%, 5/15/43	1,395	1,588,068
Michigan — 4.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,336,360
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,100	1,306,833
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	9,050	10,155,639
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,261,240
Series I-A, 5.38%, 10/15/41	800	907,568
Series II-A, 5.38%, 10/15/36	1,500	1,698,810
Western Michigan University, Refunding RB, General (AGM), 5.00%, 11/15/39	430	482,193

		20,148,643
Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	6,345	7,090,601
Nevada — 1.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	3,000	3,397,530
(AGM), 5.25%, 7/01/39	4,100	4,645,300

		8,042,830
New Jersey — 6.7%
New Jersey EDA, RB, School Facilities Construction, Series UU:
5.00%, 6/15/34	635	693,153
5.00%, 6/15/40	1,570	1,700,985
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/26	900	1,014,102
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 6/15/36	5,070	5,458,210
CAB, Transportation System, Series A, 0.00%, 12/15/38 (b)	5,845	1,829,719
Transportation Program, Series AA, 5.25%, 6/15/33	1,660	1,862,520
Transportation Program, Series AA, 5.00%, 6/15/38	1,945	2,091,575
Transportation System, Series A, 5.50%, 6/15/41	3,000	3,385,230
Transportation System, Series AA, 5.50%, 6/15/39	3,785	4,291,017
Transportation System, Series B, 5.25%, 6/15/36	5,000	5,458,100

		27,784,611

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	35

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 2.2%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	$1,950	$2,253,303
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,915,221
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	770	895,479
Metropolitan Transportation Authority, RB, Dedicated Tax Fund, Series A (NPFGC), 5.00%, 11/15/31	2,500	2,676,975
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,300	1,515,527

		9,256,505
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	765,123
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	780	907,132
5.25%, 2/15/33	1,095	1,270,102

		2,942,357
Pennsylvania — 1.5%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.25%, 9/01/50	3,750	4,195,950
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	789,770
Series C, 5.50%, 12/01/33	630	752,132
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	625	744,988

		6,482,840
South Carolina — 4.2%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	318,971
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	5,000	5,612,150
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,960	8,082,439
Series E, 5.50%, 12/01/53	610	703,909
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,360	2,649,454

		17,366,923
Tennessee — 0.3%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	940	1,091,349
Texas — 21.2%
Central Texas Turnpike System, Refunding RB, 2nd Tier, Series C, 5.00%, 8/15/34	1,625	1,804,741
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	615	693,333
Comal Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/16 (a)	2,500	2,610,925
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 8/15/30 (b)	10,030	6,299,442
County of Harris Texas, GO, Refunding (NPFGC) (b):
0.00%, 8/15/25	7,485	5,843,914
0.00%, 8/15/28	10,915	7,646,831
County of Harris Texas Houston Sports Authority, Refunding RB (b):
3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/38	16,890	4,731,227
Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Harris Texas Houston Sports Authority, Refunding RB (b) (concluded):
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/38	5,785	1,738,508
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/39	6,160	1,739,030
County of Midland Texas Fresh Water Supply District No. 1, RB, Series A (b):
CAB, City of Midland Project, 0.00%, 9/15/36	2,340	924,300
0.00%, 9/15/34	5,000	2,230,200
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,271,572
Leander Independent School District, GO, CAB, Refunding, Series D, 0.00%, 8/15/38 (b)	3,775	1,380,857
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,980	3,236,280
North Texas Tollway Authority, RB:
CAB, Special Project System, Series B, 0.00%, 9/01/37 (b)	1,975	671,855
Convertible CAB, Series C, 0.00%, 9/01/45 (c)	2,500	2,533,875
Special Projects System, Series A, 6.00%, 9/01/41	1,000	1,209,990
North Texas Tollway Authority, Refunding RB, 1st Tier System, Series A:
6.00%, 1/01/28	625	731,712
(NPFGC), 5.75%, 1/01/40	23,050	25,739,935
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	2,105	2,329,393
5.00%, 12/15/32	3,600	3,957,912
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	3,160	3,499,700
Wylie Independent School District, GO, 0.00%, 8/15/40 (b)(d)	15,300	5,489,946

		88,315,478
Washington — 2.3%
County of King Washington Sewer, Refunding RB (AGM), 5.00%, 1/01/16 (a)	2,200	2,289,232
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	2,000	2,169,600
MultiCare Health System, Series C (AGC), 5.50%, 8/15/43	4,000	4,436,800
Providence Health & Services, Series A, 5.25%, 10/01/39	675	759,476

		9,655,108
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,686,420
Total Municipal Bonds — 109.6%		457,432,869

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 0.7%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,469,299
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	1,500	1,642,995

		3,112,294

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California — 7.6%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (f)	$3,379	$3,751,531
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	8,000	8,689,440
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,870	5,393,233
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/15 (a)	7,500	7,656,000
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	5,000	5,528,750
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	449	518,618

		31,537,572
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,080	1,272,686
Florida — 8.3%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32 (f)	3,000	3,266,970
5.00%, 10/01/37	5,000	5,444,950
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	1,800	1,944,342
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,950	2,184,819
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	10,101	11,552,266
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	6,096	6,888,564
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	2,999	3,284,925

		34,566,836
Illinois — 9.5%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	8,310	8,971,809
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,863,896
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	11,748	12,771,402
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	1,400	1,576,105
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	4,499	4,973,294
Series A, 5.00%, 1/01/38	7,714	8,566,666

		39,723,172
Nevada — 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (f)	4,197	4,871,269
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	2,024	2,388,202

		7,259,471
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	2,000	2,183,702
New York — 10.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,240	7,062,947
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (concluded)
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,845	2,131,104
County of Erie New York Industrial Development Agency, RB, City of Buffalo School District Project, Series A (AGM), 5.75%, 5/01/28	4,494	4,945,461
Metropolitan Transportation Authority, RB, 5.25%, 11/15/44	3,850	4,476,510
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	14,679,875
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	5,720	6,497,634
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	4,500	5,129,865

		44,923,396
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	620	700,879
South Carolina — 0.2%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	600	682,806
Texas — 1.7%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	4,167	4,725,070
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	804,634
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (f)	1,500	1,632,960

		7,162,664
Utah — 1.4%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/18 (a)	5,000	5,669,900
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	456,370
Washington — 1.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,494	3,831,494
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, 5.00%, 10/01/38	3,210	3,804,010

		7,635,504
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Froedtert & Community Health Inc., Series A, 5.00%, 4/01/42	3,520	3,903,997
Series C, 5.25%, 4/01/39	2,500	2,756,700

		6,660,697
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.4%		193,547,949
Total Long-Term Investments (Cost — $589,406,835) — 156.0%		650,980,818

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	37

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	5,809,865	$5,809,865
Total Short-Term Securities (Cost — $5,809,865) — 1.4%		5,809,865
Total Investments (Cost — $595,216,700) — 157.4%		656,790,683
Other Assets Less Liabilities — 0.9%		3,675,035
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.4%)		(106,070,537)
VMTP Shares, at Liquidation Value — (32.9%)		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$417,195,181

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Hutchinson, Shockey, Erley & Co.	$5,489,946	$15,147

(e)	Represent bonds transferred to a TOB Trust. In exchange for which the Trust received cash and residual certificates. These bonds serve as collateral in a secured borrowing. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029, is $14,459,523.

(g)	During the six months ended February 28, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
FFI Institutional Tax-Exempt Fund	4,098,719	1,711,146	5,809,865	$729

(h)	Represents the current yield as of report date.

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(165)	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$19,681,406	$(38,911)
(363)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	46,390,266	(200,398)
Total					$(239,309)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of February 28, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$650,980,818	—	$650,980,818
Short-Term Securities	$5,809,865	—	—	5,809,865

Total	$5,809,865	$650,980,818	—	$656,790,683

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(239,309)	—	—	$(239,309)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$641,000	—	—	$641,000
Liabilities:
TOB Trust Certificates	—	$(106,051,858)	—	(106,051,858)
VMTP Shares	—	(137,200,000)	—	(137,200,000)

Total	$641,000	$(243,251,858)	—	$(242,610,858)

During the six months ended February 28, 2015, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	39

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.0%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,620	$1,626,075
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	540	591,586
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,462,837
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,849,092

		7,529,590
Arizona — 2.1%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,470,670
5.00%, 12/01/37	1,000	1,153,350

		7,624,020
California — 10.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	2,480	2,944,504
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	4,210,990
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,365	1,567,320
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	395	403,090
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	160	176,293
5.25%, 8/15/49	395	432,766
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	1,655	1,787,764
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
5.25%, 5/15/39	860	981,226
Senior, 5.00%, 5/15/40	6,500	7,418,190
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	380	449,232
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	9,710	127,589
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/33	3,000	1,435,560
0.00%, 8/01/43	2,500	737,650
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,760	2,140,001
6.50%, 4/01/33	10,645	12,992,755
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	938,050
Sub-Series I-1, 6.38%, 11/01/34	1,280	1,572,646

		40,315,626
Colorado — 1.4%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiative, Series A, 5.50%, 7/01/34	2,330	2,676,564
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	925	986,337
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	1,375	1,395,776

		5,058,677
Municipal Bonds	Par (000)	Value
Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,123,691
Delaware — 1.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,436,540
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,683,476

		6,120,016
District of Columbia — 5.2%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	820	958,785
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	3,250	4,113,070
6.75%, 5/15/40	11,500	11,501,035
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	606,292
5.25%, 10/01/44	2,000	2,259,060

		19,438,242
Florida — 5.2%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,602,808
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,787,710
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A, AMT (AGC), 5.25%, 10/01/38	2,855	3,169,193
Series A-1, 5.38%, 10/01/41	1,255	1,441,330
County of Miami-Dade Florida Water & Sewer System, RB (AGM), 5.00%, 10/01/39	5,000	5,718,200
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	3,300	4,016,463
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	1,895	1,413,784

		19,149,488
Georgia — 1.5%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40 (f)	3,370	3,849,180
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	555	646,697
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	1,045,525

		5,541,402
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,480	1,692,380
Illinois — 22.1%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	5,000	5,787,150
Series C, 6.50%, 1/01/41	6,430	7,843,635
City of Chicago Illinois, GO, Project, Series A:
5.00%, 1/01/33	1,510	1,537,044
5.00%, 1/01/34	3,050	3,102,826
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,940	5,156,273

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	$895	$970,278
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	3,485	3,602,828
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,304,215
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,130	3,425,910
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	977,733
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,190,104
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	2,004,485
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	455,064
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC):
5.50%, 6/15/15 (a)	3,055	3,133,513
5.50%, 6/15/30	7,445	7,624,350
Illinois State Toll Highway Authority, RB, Senior:
Series A, 5.00%, 1/01/38	2,520	2,828,650
Series C, 5.00%, 1/01/36	3,515	3,997,785
Series C, 5.00%, 1/01/37	3,005	3,412,358
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	6,725	7,130,114
Series B-2, 5.00%, 6/15/50	2,725	2,888,554
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	520	611,666
6.00%, 6/01/28	1,255	1,472,567
State of Illinois, GO:
5.00%, 2/01/39	1,640	1,734,284
Series A, 5.00%, 4/01/35	2,500	2,650,025
Series A, 5.00%, 4/01/38	3,885	4,093,547
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	771,399
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	860	964,696
5.00%, 4/01/44	1,050	1,175,213

		81,846,266
Indiana — 4.4%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	675	704,531
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	845	1,033,697
7.00%, 1/01/44	3,535	4,350,843
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	4,040,993
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	485	519,095
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,610	1,720,832
Sisters of St. Francis Health Services, 5.25%, 11/01/39	915	1,020,692
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,200	1,389,756
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,380	1,543,654

		16,324,093
Municipal Bonds	Par (000)	Value
Iowa — 2.4%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,040	1,105,468
5.50%, 12/01/22	2,550	2,694,942
5.25%, 12/01/25	500	545,780
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,585	1,694,777
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	3,095	2,749,412

		8,790,379
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,060	1,194,758
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (g)	1,280	903,360

		2,098,118
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	4,381,788
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,100	1,227,941
5.25%, 5/15/31	935	1,038,617
5.25%, 5/15/32	1,195	1,342,272
5.25%, 5/15/33	1,300	1,454,024
5.25%, 5/15/35	545	607,005

		10,051,647
Maryland — 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	514,055
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,240	1,382,488
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	2,400	2,716,176

		4,612,719
Massachusetts — 0.7%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	1,530	1,585,493
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	955	1,079,370

		2,664,863
Michigan — 2.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,825	5,189,384
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,500	1,698,345
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	940	993,138
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	2,305	2,417,277

		10,298,144

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	41

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri — 2.1%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	$6,000	$6,011,820
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	308,723
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	1,135	1,237,967
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	265	293,257

		7,851,767
Multi-State — 3.7%
Centerline Equity Issuer Trust (b)(h):
Series A-4-1, 5.75%, 5/15/15	1,000	1,008,390
Series A-4-2, 6.00%, 5/15/19	3,500	4,012,715
Series B-3-1, 6.00%, 5/15/15	5,000	5,042,150
Series B-3-2, 6.30%, 5/15/19	3,000	3,471,330

		13,534,585
Nebraska — 2.3%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	895	1,000,171
5.00%, 9/01/42	1,570	1,722,180
County of Hall Nebraska School District No. 2, GO, Grand Island Public Schools, 5.00%, 12/15/39	2,275	2,610,858
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	1,245	1,383,569
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,816,976

		8,533,754
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,578,489
New Jersey — 6.5%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	2,130	2,322,509
5.25%, 9/15/29	2,130	2,326,599
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	9,365,129
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	2,160	2,396,174
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	3,760	4,031,284
Transportation System, Series B, 5.25%, 6/15/36	2,690	2,936,458
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	570	644,602

		24,022,755
New York — 10.5%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (i)	6,700	7,281,024
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,680	3,029,070
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	901	1,009,021
Municipal Bonds	Par (000)	Value
New York (concluded)
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,972,308
5.25%, 11/15/39	910	1,057,047
New York Counties Tobacco Trust IV, Refunding RB, Settlement Pass Through Turbo, Series A, 6.25%, 6/01/41 (b)	2,000	2,035,640
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,335	1,531,659
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	5,300	5,570,300
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	365	401,274
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	910	1,016,861
New York State Dormitory Authority, RB, Series F, 5.00%, 3/15/35	3,625	3,633,845
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,930	2,252,078
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	1,145	1,190,892
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,924,820
Special Project, 6.00%, 12/01/36	1,410	1,664,068
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	2,500	2,324,150

		38,894,057
North Carolina — 4.1%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	6,500	6,512,610
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	4,465	4,762,101
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	1,525	1,722,320
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Aldersgate, 6.25%, 7/01/35	1,530	1,669,964
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	625	710,163

		15,377,158
Ohio — 2.1%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,405	3,865,595
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	710	785,636
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	3,025	3,293,015

		7,944,246
Pennsylvania — 2.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	2,500	2,704,750

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	$1,320	$1,411,912
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,344,332
Rapid Bridge Pennsylvania, AMT, 5.00%, 6/30/42 (f)	630	689,970
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,345,914

		8,496,878
South Carolina — 2.4%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,595	4,035,136
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	4,170	4,842,496

		8,877,632
Tennessee — 0.4%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,470	1,656,881
Texas — 14.4%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	2,400	114,000
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	2,350	2,741,439
Sub-Lien, 5.00%, 1/01/33	390	425,892
City of Austin Texas Airport System, RB, AMT, 5.00%, 11/15/39	665	745,944
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	1,650	1,908,836
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,891,862
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	460	494,804
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	9,145	10,937,877
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	485	561,926
County of Harris Texas-Houston Sports Authority, Refunding RB, 3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/36 (c)	25,375	8,054,025
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	6,055	2,261,724
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	4,410	5,314,050
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/16 (a)	6,790	7,119,722
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	3,600	4,327,992
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,625,440
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,674,687

		53,200,220
Municipal Bonds	Par (000)	Value
Utah — 0.6%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	1,035	929,182
3.25%, 10/15/42	1,660	1,445,030

		2,374,212
Virginia — 1.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,755	1,935,572
6.00%, 1/01/37	3,180	3,695,255

		5,630,827
Washington — 2.3%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 8/01/36	5,050	5,693,774
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,445	2,911,775

		8,605,549
Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	1,023,095
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	3,355	3,869,154
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.50%, 1/01/33	800	885,456
5.50%, 1/01/38	750	830,115

		5,584,725
Total Municipal Bonds — 125.4%		464,466,191

Municipal Bonds Transferred to Tender Option Bond Trusts (j)
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	2,519	2,703,092
California — 5.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (k)	2,850	3,217,507
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	10,335	11,802,880
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	2,530	2,797,548
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	2,126,334

		19,944,269
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	4,230	4,531,176
Series C-7, 5.00%, 9/01/36	2,710	2,906,204

		7,437,380

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	43

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	$5,179	$5,605,306
Series X-3, 4.85%, 7/01/37	5,143	5,563,070

		11,168,376
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	5,170,470
Massachusetts — 0.7%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,800,221
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (k)	2,219	2,539,488
New York — 9.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	1,710	1,977,124
Series HH, 5.00%, 6/15/31 (k)	9,149	10,461,241
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)	1,750	2,035,017
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,670	13,467,763
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (k)	7,040	8,238,349

		36,179,494
Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,660	2,988,909
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	4,201,033
Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Texas (concluded)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	3,346	3,838,504

		11,028,446
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	3,957	4,387,425
Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,909	6,587,511
Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,029	3,321,724
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	8,113	9,167,516

		12,489,240
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.1%		122,435,412
Total Long-Term Investments (Cost — $535,404,623) — 158.5%		586,901,603

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (l)(m)	872,717	872,717
Total Short-Term Securities (Cost — $872,717) — 0.2%		872,717
Total Investments (Cost — $536,277,340) — 158.7%		587,774,320
Other Assets Less Liabilities — 0.8%		2,551,956
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.6%)		(68,702,137)
VMTP Shares, at Liquidation Value — (40.9%)		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$370,324,139

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
J.P. Morgan Securities LLC	$689,970	$5,040
Pershing LLC	$3,849,180	$14,087

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(i)	Variable rate security. Rate shown is as of report date.

(j)	Represent bonds transferred to a TOB Trust. In exchange for which the Trust received cash and residual certificates. These bonds serve as collateral in a secured borrowing. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

(k)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019, is $14,496,557.

(l)	During the six months ended February 28, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
FFI Institutional Tax-Exempt Fund	7,457,326	(6,584,609)	872,717	$907

(m)	Represents the current yield as of report date.

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(188)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$24,143,313	$23,195

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of February 28, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$586,901,603	—	$586,901,603
Short-Term Securities	$872,717	—	—	872,717

Total	$872,717	$586,901,603	—	$587,774,320

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$23,195	—	—	$23,195
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$267,000	—	—	$267,000
Liabilities:
TOB Trust Certificates	—	$(68,691,599)	—	(68,691,599)
VMTP Shares	—	(151,300,000)	—	(151,300,000)

Total	$267,000	$(219,991,599)	—	$(219,724,599)

During the six months ended February 28, 2015, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	45

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.4%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$4,980	$5,872,964
6.00%, 6/01/39	10,995	12,865,909
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	1,745	1,951,521
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/16 (a)	5,500	5,723,080

		26,413,474
California — 23.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	8,920	10,103,684
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	5,370	6,460,862
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	3,330	3,968,661
5.25%, 5/01/33	2,600	2,984,748
City of Manteca California Financing Authority, RB, Manteca Sewer (AGC):
5.63%, 12/01/33	2,450	2,876,398
5.75%, 12/01/36	3,285	3,849,133
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	4,450	5,161,866
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	5,600	6,332,872
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	4,365	5,244,853
Los Angeles California Unified School District, GO, Election of 2002, Series D, 5.25%, 7/01/25	3,485	4,073,686
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	10,000	11,057,500
Election of 2008, Series C, 5.25%, 8/01/39	3,375	3,944,025
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	5,000	5,610,200
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,980	3,416,153
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	4,110	4,857,075
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	4,690	5,428,440
State of California, GO, Refunding, Various Purposes, 5.00%, 11/01/43	2,985	3,418,392
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	15,000	17,692,950
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	4,500	5,472,675
5.50%, 11/01/31	2,615	3,166,713
5.50%, 11/01/33	2,000	2,425,560
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	2,240	2,627,117
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	1,685	2,027,122
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	12,250	14,537,565

		136,738,250
Municipal Bonds	Par (000)	Value
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	$2,700	$3,179,115
5.50%, 11/15/30	1,040	1,215,469
5.50%, 11/15/31	1,250	1,457,800
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	5,925	6,759,418

		12,611,802
Florida — 9.4%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	1,250	1,459,588
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT:
5.50%, 10/01/29	5,360	6,235,985
5.25%, 10/01/30	3,255	3,705,622
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	7,100	7,870,847
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	350	356,762
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	2,870	3,394,091
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	3,145	3,591,842
Series B, AMT, 6.25%, 10/01/38	1,405	1,747,427
Series B, AMT, 6.00%, 10/01/42	1,885	2,300,963
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A:
Miami International Airport (AGM), 5.50%, 10/01/41	3,500	3,942,540
5.00%, 10/01/31	5,465	6,107,793
Florida Housing Finance Corp., Refunding RB, S/F Housing, Homeowner Mortgage, Series 2, AMT (NPFGC), 5.90%, 7/01/29	3,255	3,276,125
Osceola County, RB, Series A (b):
5.00%, 10/01/40	2,165	2,441,059
5.00%, 10/01/44	4,970	5,585,733
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	3,225	3,754,867

		55,771,244
Georgia — 0.7%
City of Atlanta GA Water & Wastewater Revenue, 5.00%, 11/01/40 (b)	3,710	4,237,525
Hawaii — 0.8%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	1,350	1,596,010
5.25%, 8/01/26	2,500	2,934,225

		4,530,235
Illinois — 28.1%
Chicago Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 1/01/33	4,355	4,813,146
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	7,395	8,559,195
Series C, 6.50%, 1/01/41	16,800	20,493,480
City of Chicago Illinois, GO, Refunding, Series A:
Project, 5.25%, 1/01/33	2,640	2,745,864
5.25%, 1/01/29	3,135	3,316,548
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	2,445	2,650,649

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.50%, 1/01/30	$6,500	$7,539,350
5.50%, 1/01/32	6,275	7,226,666
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	8,020	8,749,419
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	6,315	7,325,147
Sales Tax Receipts, 5.25%, 12/01/36	1,960	2,234,400
Sales Tax Receipts, 5.25%, 12/01/40	10,960	12,429,736
Sales Tax Receipts, 5.00%, 12/01/44	2,500	2,840,900
Sales Tax Receipts, 5.00%, 12/01/44	8,420	9,568,151
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	7,735	8,456,753
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	2,895	3,349,747
5.25%, 12/01/43	6,305	7,125,911
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,773,160
University of Chicago, Series B, 5.50%, 7/01/18 (a)	10,000	11,483,500
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,365	5,134,462
6.00%, 6/01/28	1,245	1,460,833
State of Illinois, GO:
5.25%, 2/01/31	2,700	2,961,846
5.25%, 2/01/32	5,525	6,039,046
5.50%, 7/01/33	7,820	8,727,042
5.50%, 7/01/38	1,295	1,439,354
5.00%, 2/01/39	5,000	5,287,450

		166,731,755
Indiana — 3.5%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	1,240	1,332,640
Indiana Municipal Power Agency, Refunding RB, Series A:
5.25%, 1/01/32	1,500	1,748,655
5.25%, 1/01/33	1,500	1,745,040
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	14,105	16,079,841

		20,906,176
Louisiana — 2.8%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/45 (b)	4,995	5,474,620
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	500	582,105
Series A-2, 6.00%, 1/01/23	720	834,725
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 10/01/37	5,100	5,816,907
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	3,735	4,103,495

		16,811,852
Municipal Bonds	Par (000)	Value
Massachusetts — 0.5%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT:
5.00%, 1/01/26	820	920,917
5.00%, 1/01/27	2,000	2,235,560

		3,156,477
Michigan — 3.5%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	6,320	6,974,246
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	6,015	6,697,402
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	5,780	7,235,867

		20,907,515
Minnesota — 2.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	9,900	11,614,482
Mississippi — 2.8%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM):
6.88%, 12/01/40	6,405	8,372,040
Special Obligation, 6.75%, 12/01/31	3,775	4,974,355
Special Obligation, 6.75%, 12/01/33	2,350	3,082,659

		16,429,054
Nevada — 5.3%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	11,175	12,661,275
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	11,245	12,396,713
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	5,850	6,696,261

		31,754,249
New Jersey — 7.8%
New Jersey EDA, RB:
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	4,280	5,069,788
School Facilities Construction (AGC), 6.00%, 12/15/34	70	81,325
School Facilities Construction, Series UU, 5.00%, 6/15/40	2,700	2,925,261
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	7,000	7,771,260
The Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	2,425	2,713,236
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	6,500	7,323,550
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.75%, 12/01/28	4,475	4,994,906
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	5,410	6,104,698
Series AA, 5.50%, 6/15/39	8,175	9,267,916

		46,251,940
New York — 8.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Fiscal 2009, Series EE, 5.25%, 6/15/40	7,500	8,558,550
Water & Sewer System, Series EE, 5.38%, 6/15/43	3,475	4,100,639

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	47

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution (concluded):
Water & Sewer System, Series FF-2, 5.50%, 6/15/40	$4,000	$4,625,480
City of New York New York Transitional Finance Authority Building Aid, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	4,000	4,623,640
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	4,000	4,620,000
Series A-1, 5.25%, 11/15/39	4,490	5,207,322
New York State Dormitory Authority, Refunding RB, Series C, 5.00%, 3/15/42	5,420	6,185,792
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	10,000	11,413,300

		49,334,723
Ohio — 1.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/31	5,145	6,007,456
5.25%, 2/15/32	2,250	2,616,728

		8,624,184
Pennsylvania — 2.3%
Pennsylvania Economic Development Financing Authority, RB, AMT (b):
5.00%, 12/31/34	3,700	4,105,853
5.00%, 12/31/38	865	953,169
Pennsylvania Turnpike Commission, RB, Sub-Series A, 6.00%, 12/01/41	4,945	5,331,897
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	3,000	3,462,030

		13,852,949
South Carolina — 4.7%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	6,735	7,911,133
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.25%, 7/01/25	4,490	5,290,657
5.50%, 7/01/38	3,000	3,430,800
6.00%, 7/01/38	5,270	6,224,344
5.50%, 7/01/41	4,170	4,775,276

		27,632,210
Texas — 16.4%
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 8/15/37	1,820	2,012,083
5.00%, 8/15/42	1,400	1,539,524
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	4,190	4,844,017
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	12,700	15,189,835
6.00%, 11/15/36	9,435	11,284,732
5.38%, 11/15/38	5,000	5,747,650
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	320	383,661
6.50%, 7/01/37	1,450	1,683,233
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	9,110	10,269,247
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	5,580	6,043,196
Series H, 5.00%, 11/01/37	4,575	5,008,801
Municipal Bonds	Par (000)	Value
Texas (concluded)
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	3,735	4,419,289
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	5,555	6,559,511
Series K-1 (AGC), 5.75%, 1/01/38	12,150	13,880,889
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	7,170	8,310,460

		97,176,128
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	1,750	1,961,592
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	4,300	5,181,371

		7,142,963
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	4,200	4,815,174
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	3,290	3,858,874

		8,674,048
Total Municipal Bonds — 132.5%		787,303,235

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 1.9%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,960	8,645,993
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	2,400	2,723,280

		11,369,273
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (d)	3,379	3,987,425
Florida — 2.2%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	10,657	11,933,667
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	1,116	1,141,725

		13,075,392
Indiana — 1.8%
Indiana Health & Educational Facilities Financing Authority, Refunding RB, St. Francis, Series E (AGM), 5.25%, 5/15/41	9,850	10,622,043
Kentucky — 0.1%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	404	463,505
Nevada — 2.5%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	8,000	9,239,440
Series B, 5.50%, 7/01/29	5,008	5,850,499

		15,089,939

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New Jersey — 3.3%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	$7,402	$7,897,658
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	8,000	8,782,160
Series B, 5.25%, 6/15/36 (d)	2,961	3,231,878

		19,911,696
New York — 10.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	4,994	5,775,284
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	5,619	6,335,284
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	9,249	10,756,520
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	13,950	16,098,997
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	8,200	9,595,804
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	13,500	15,388,245

		63,950,134
Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Texas — 4.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (d)	12,027	13,698,793
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	9,640	11,587,955

		25,286,748
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	6,371	7,063,090
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 28.8%		170,819,245
Total Long-Term Investments (Cost — $857,210,973) — 161.3%		958,122,480

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (e)(f)	7,762,304	7,762,304
Total Short-Term Securities (Cost — $7,762,304) — 1.3%		7,762,304
Total Investments (Cost — $864,973,277) — 162.6%		965,884,784
Liabilities in Excess of Other Assets — (2.0)%		(11,728,376)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.4)%		(85,646,441)
VRDP Shares, at Liquidation Value — (46.2)%		(274,600,000)

Net Assets Applicable to Common Shares — 100.0%		$593,909,967

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$5,474,620	$(5,195)
J.P. Morgan Securities LLC	$5,059,022	$53,983
Pershing LLC	$4,237,525	$15,508
Raymond James Financial	$8,026,792	$44,131

(c)	Represent bonds transferred to a TOB Trust. In exchange for which the Trust received cash and residual certificates. These bonds serve as collateral in a secured borrowing. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019, is $22,519,158.

(e)	During the six months ended February 28, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
FFI Institutional Tax-Exempt Fund	6,198,367	1,563,937	7,762,304	$788

(f)	Represents the current yield as of report date.

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(600)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$76,678,125	$(331,236)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	49

Schedule of Investments (concluded)	BlackRock MuniHoldings Investment Quality Fund (MFL)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of February 28, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$958,122,480	—	$958,122,480
Short-Term Securities	$7,762,304	—	—	7,762,304

Total	$7,762,304	$958,122,480	—	$965,884,784

[1] See above Schedule of Investments for values in each state or each political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(331,236)	—	—	$(331,236)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$851,001	—	—	$851,001
Liabilities:
TOB Trust Certificates	—	$(85,627,593)	—	(85,627,593)
VRDP Shares	—	(274,600,000)	—	(274,600,000)

Total	$851,001	$(360,227,593)	—	$(359,376,592)

During the six months ended February 28, 2015, there were no transfers between levels.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A:
5.80%, 5/01/34	$1,850	$2,090,926
5.38%, 12/01/35	1,000	1,118,350
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	7,610	8,941,217

		12,150,493
Alaska — 1.0%
City of Anchorage Alaska Electric Revenue, Refunding RB, Series A, 5.00%, 12/01/41	5,000	5,664,000
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	1,250	1,006,362

		6,670,362
Arizona — 2.4%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 7/01/40	2,000	2,201,580
City of Phoenix Arizona IDA, RB, Candeo School, Inc. Project:
6.63%, 7/01/33	2,245	2,530,811
6.88%, 7/01/44	3,440	3,925,143
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	3,430	3,248,965
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	3,300	3,739,032

		15,645,531
California — 7.1%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	5,000	5,809,200
Sutter Health, Series B, 6.00%, 8/15/42	5,600	6,737,584
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/34	1,055	1,234,044
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	495	505,138
California Statewide Communities Development Authority, Refunding RB, Loma Linda University Medical Center, 5.50%, 12/01/54	5,000	5,524,200
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	1,200	1,369,152
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	9,585	11,662,453
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement District No. 2007-1, Election of 2008, Series B, 0.00%, 8/01/46 (b)	10,000	2,689,600
State of California, GO, Various Purposes, 6.50%, 4/01/33	9,675	11,808,821

		47,340,192
Colorado — 1.0%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,500	2,895,900
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran, Series A, 5.25%, 6/01/34	3,000	3,011,400
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	385	444,779

		6,352,079
Municipal Bonds	Par (000)	Value
Delaware — 0.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,500	2,896,250
District of Columbia — 0.2%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	415	457,475
5.25%, 10/01/44	650	734,195

		1,191,670
Florida — 7.2%
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	4,630	5,385,801
Series B-1, 5.63%, 7/01/38	5,000	5,679,950
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	3,750	4,201,575
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A, AMT (AGC), 5.00%, 10/01/40	10,000	10,613,200
Series A-1, 5.38%, 10/01/41	10,290	11,817,756
County of Miami-Dade Florida Expressway Authority, RB, Toll System, Series A (AGM), 5.00%, 7/01/35	8,900	10,010,809

		47,709,091
Georgia — 1.6%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B, AMT, 5.00%, 1/01/29	1,070	1,182,692
County of DeKalb Georgia Hospital Authority, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	3,570	3,940,638
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	3,335	3,810,738
Municipal Electric Authority of Georgia, Refunding RB, Series W, 6.60%, 1/01/18	1,790	1,926,183

		10,860,251
Hawaii — 0.9%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,767,550
Illinois — 12.7%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series B-2, AMT (NPFGC), 6.00%, 1/01/27	605	607,874
City of Chicago Illinois, GO, Refunding, Series A, 5.00%, 1/01/36	15,000	15,278,100
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	4,640	4,938,027
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,740	1,898,253
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	2,110	2,405,400
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.25%, 11/01/33	1,330	1,466,644
County of Cook Illinois Community College District No. 508, GO, University & College Improvements, 5.25%, 12/01/31	5,000	5,756,850
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18 (a)	9,700	11,613,616
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	575	576,817
Disposal Waste Management, Inc., Series A, AMT, 5.05%, 8/01/29	1,000	1,024,960

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	51

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB (concluded)
Memorial Health System, Series A, 5.25%, 7/01/44	$1,785	$1,959,145
Illinois Finance Authority, Refunding RB, Series A:
Northwestern Memorial Hospital, 6.00%, 8/15/39	9,000	10,505,700
OSF Healthcare System, 6.00%, 5/15/39	4,990	5,884,458
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	2,645	3,103,537
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	2,240	2,631,238
Series C (NPFGC), 7.75%, 6/01/20	4,000	4,710,800
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,017,500

		84,378,919
Indiana — 2.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	2,250	2,752,448
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	2,640	2,837,234
Indiana Health & Educational Facilities Financing Authority, RB, Clarian Health Obligation, Series A, 5.25%, 2/15/40	8,980	9,372,965

		14,962,647
Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	4,500	4,912,020
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 6/01/34	1,500	1,426,950
Series C, 5.63%, 6/01/46	4,500	3,997,530

		10,336,500
Kentucky — 2.7%
County of Owen Kentucky, RB, Kentucky American Water Co. Project, Series B, 5.63%, 9/01/39	1,000	1,105,530
Kentucky Economic Development Finance Authority, Refunding RB, Hospital Facilities, St. Elizabeth Medical Center, Inc., Series A, 5.50%, 5/01/39	8,000	9,108,720
Lexington-Fayette Urban County Airport Board, Refunding GARB, Series A, 5.00%, 7/01/27	7,000	7,996,730

		18,210,980
Louisiana — 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	2,615	3,139,281
Parish of St. Charles Louisiana, RB, Valero Energy Corp., 4.00%, 12/01/40 (c)	2,210	2,405,519
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 5/15/31	3,420	3,799,004
5.25%, 5/15/32	4,375	4,914,175
5.25%, 5/15/33	4,750	5,312,780
5.25%, 5/15/35	1,500	1,670,655

		21,241,414
Maine — 1.0%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	5,000	5,508,700
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 2/01/34	1,190	1,203,376

		6,712,076
Municipal Bonds	Par (000)	Value
Maryland — 1.8%
Maryland Community Development Administration, HRB, Series H, AMT, 5.10%, 9/01/37	1,835	1,872,911
Maryland Community Development Administration, Refunding, HRB, Residential, Series D, AMT, 4.90%, 9/01/42	3,250	3,296,540
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community Project, 6.25%, 1/01/41	2,000	2,263,480
University of Maryland Medical System, 5.00%, 7/01/34	2,100	2,299,374
University of Maryland Medical System, 5.13%, 7/01/39	2,100	2,296,539

		12,028,844
Massachusetts — 4.0%
Massachusetts Bay Transportation Authority, Refunding RB, General Transportation System, Series A, 7.00%, 3/01/19	1,460	1,567,149
Massachusetts HFA, RB, AMT:
M/F Housing, Series A, 5.20%, 12/01/37	2,865	2,921,039
S/F Housing, Series 130, 5.00%, 12/01/32	2,500	2,559,075
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	6,550	6,844,161
Massachusetts Water Resources Authority, RB, Series A, 6.50%, 7/15/19 (d)	11,640	12,982,907

		26,874,331
Michigan — 3.7%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	2,500	2,758,800
Michigan State Hospital Finance Authority, Refunding RB, Series A:
Henry Ford Health System, 5.25%, 11/15/46	7,950	8,337,244
McLaren Health Care, 5.75%, 5/15/38	7,285	8,175,883
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	4,100	5,132,708

		24,404,635
Mississippi — 4.9%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project:
Series A, 6.80%, 4/01/22	9,160	11,651,153
Series B, 6.70%, 4/01/22	4,500	5,694,795
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project, 5.88%, 4/01/22	15,000	15,015,300

		32,361,248
Nebraska — 1.0%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	6,200	6,800,966
New Hampshire — 0.8%
New Hampshire Housing Finance Authority, Refunding RB, S/F Housing, Acquisition, Series H, AMT, 5.15%, 1/01/40	5,185	5,304,048
New Jersey — 9.0%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,530	1,737,407
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	1,050	1,162,770
School Facilities Construction, Series UU, 5.00%, 6/15/40	3,890	4,214,543
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	10,000	11,101,800

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.25%, 12/15/33	$10,000	$10,888,300
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.38%, 10/01/28	580	602,974
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/38 (b)	7,260	2,272,670
Transportation Program, Series AA, 5.25%, 6/15/33	8,750	9,817,500
Transportation Program, Series AA, 5.00%, 6/15/44	8,075	8,657,611
Transportation System, Series B, 5.50%, 6/15/31	8,000	9,214,320

		59,669,895
New York — 5.8%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (e)	545	581,640
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	4,150	4,798,936
Metropolitan Transportation Authority, RB, Series C:
6.25%, 11/15/23	3,245	3,861,063
6.50%, 11/15/28	14,925	17,870,300
New York Counties Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (e)	3,500	3,562,370
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.50%, 10/01/37	2,000	2,460,440
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2 (e):
5.15%, 11/15/34	460	505,715
5.38%, 11/15/40	1,145	1,279,457
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	3,165	3,735,301

		38,655,222
North Carolina — 0.6%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	4,105	4,112,964
Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 6/01/47	1,125	1,003,635
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	2,875	3,263,901
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,690	1,870,036
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	1,915	2,401,984
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	9,230	10,844,604
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 5/01/34	5,470	6,263,533

		25,647,693
Pennsylvania — 1.9%
City of Philadelphia Pennsylvania IDA, RB, Retirement Facilities, Rieder House Project, Series A, 6.10%, 7/01/33	1,295	1,301,436
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 6/15/29	5,000	5,872,600
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	195	217,618
Montgomery County Industrial Development Authority, Refunding RB, Whitemarsh Continuing Care, 5.25%, 1/01/40 (f)	2,625	2,658,049
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38 (f)	2,565	2,826,450

		12,876,153
Rhode Island — 0.4%
Tobacco Settlement Financing Corp, RB, Asset-Backed, Series A, 6.25%, 6/01/42	2,500	2,511,025
South Carolina — 0.2%
County of Georgetown South Carolina, Refunding RB, International Paper Co. Project, Series A, AMT, 5.55%, 12/01/29	1,000	1,016,570
Texas — 13.3%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT, 7.70%, 4/01/33 (g)(h)	3,055	145,113
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/31	1,000	1,157,400
6.00%, 1/01/41	4,300	4,999,137
Series A, 5.00%, 1/01/43	6,925	7,552,474
City of Austin Texas Airport System, RB, AMT, 5.00%, 11/15/39	5,000	5,608,600
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,665	2,866,634
City of San Antonio TX Water System Revenue, Refunding RB, System Junior Lien, Series B:
5.00%, 5/15/24	500	616,915
5.00%, 5/15/26	1,000	1,228,350
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/43	850	995,205
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (a):
7.13%, 12/01/18	3,500	4,290,720
7.25%, 12/01/18	5,400	6,644,862
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	5,000	6,025,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/44	875	931,201
La Vernia Higher Education Finance Corp., RB, KIPP, Inc., Series A, 6.25%, 8/15/39	925	1,053,103
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	3,600	3,943,800
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 1/01/33	1,600	1,797,840
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.13%, 12/01/42	1,000	1,093,280
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 6.25%, 1/01/39	3,500	4,050,480
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	10,000	12,084,800
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,710	5,599,012

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	53

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas State University System, Refunding (AGM), 5.00%, 3/15/30	$5,660	$5,927,775
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 4.00%, 8/15/38	9,375	9,520,219

		88,131,920
Vermont — 0.0%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.38%, 6/15/22	30	30,480
Virginia — 4.7%
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 7/15/34	3,105	3,557,243
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc.:
5.13%, 10/01/37	2,000	2,074,840
5.13%, 10/01/42	6,015	6,217,465
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	8,000	9,259,600
Virginia HDA, Refunding RB, S/F Housing, Sub-Series A-3, AMT, 5.05%, 7/01/26	1,325	1,375,323
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
6.00%, 1/01/37	2,620	3,044,519
5.50%, 1/01/42	5,140	5,633,029

		31,162,019
Washington — 4.9%
Energy Northwest, Refunding RB, Series B, 7.13%, 7/01/16	14,320	15,607,798
State of Washington, GO, Series B, 5.00%, 2/01/25	3,000	3,724,980
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,010	4,775,549
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	7,000	8,141,560

		32,249,887
West Virginia — 0.4%
West Virginia Hospital Finance Authority, Refunding RB, Improvement, Charleston Area Medical Center, Inc., Series A, 5.63%, 9/01/32	2,500	2,816,525
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	6,100	6,726,348
Wyoming — 1.3%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	4,500	5,189,625
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 4.05%, 12/01/38	3,100	3,149,445

		8,339,070
Total Municipal Bonds — 110.7%		734,145,848

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Arizona — 0.6%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	3,500	3,955,805
Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
California — 3.5%
University of California, RB, General, Series O, 5.25%, 5/15/39	$20,000	$22,880,400
Connecticut — 2.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	12,000	13,108,680
District of Columbia — 1.3%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	7,495	8,472,970
Florida — 2.5%
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	14,747	16,865,032
Illinois — 2.9%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	10,000	11,729,600
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	6,999	7,736,235

		19,465,835
Kentucky — 1.6%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, River City, Inc., 1st Mortgage, Series A, 5.38%, 12/01/39	9,195	10,668,039
Maryland — 0.8%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	4,710	5,231,868
Nevada — 2.8%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	15,789	18,627,970
New York — 5.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/37	24,199	26,808,899
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	10,000	11,702,200

		38,511,099
North Carolina — 2.9%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	12,678	13,477,414
Wake Forest University, 5.00%, 1/01/38	5,000	5,603,500

		19,080,914
Ohio — 2.2%
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	4,400	4,822,840
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	8,500	9,608,825

		14,431,665
Oregon — 2.0%
State of Oregon Housing & Community Services Department, HRB, M/F Housing, Series A, AMT, 4.95%, 7/01/30	12,295	12,903,602
South Carolina — 0.3%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	1,872	1,908,993

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Texas — 7.6%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	$8,333	$9,450,140
City of Houston Texas Higher Education Finance Corp., RB, Rice University Project, Series A, 5.00%, 5/15/40	10,000	11,449,789
County of Harris Texas Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 7/01/27 (d)	20,970	26,997,827
Texas Department of Housing & Community Affairs, RB, S/F Mortgage, Series B, AMT, 5.25%, 9/01/32	2,531	2,595,466

		50,493,222
Virginia — 1.2%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	2,099	2,395,945
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	5,002	5,647,015

		8,042,960
Washington — 5.9%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	5,000	5,482,186
5.00%, 11/01/36	6,000	6,565,399
(AGM), 5.00%, 11/01/32	14,007	15,358,864
Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Washington (concluded)
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, 5.00%, 10/01/38	10,000	11,850,500

		39,256,949
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.9%		303,906,003
Total Long-Term Investments (Cost — $933,477,681) — 156.6%		1,038,051,851

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	772,258	772,258
Total Short-Term Securities (Cost — $772,258) — 0.1%		772,258
Total Investments (Cost — $934,249,939) — 156.7%		1,038,824,109
Other Assets Less Liabilities — 2.6%		17,200,298
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.5%)		(149,082,043)
VMTP Shares, at Liquidation Value — (36.8%)		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$663,142,364

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security is collateralized by Municipal or U.S. Treasury obligations.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
J.P. Morgan Securities LLC	$2,826,450	$28,087
Piper Jaffray	$2,658,049	$19,294

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Non-income producing security.

(i)	Represent bonds transferred to a TOB Trust. In exchange for which the Trust received cash and residual certificates. These bonds serve as collateral in a secured borrowing. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts.

(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on November 15, 2019, is $5,295,486.

(k)	Represents the current yield as of report date.

(l)	During the six months ended February 28, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
FFI Institutional Tax-Exempt Fund	13,105,794	(12,333,536)	772,258	$4,013

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	55

Schedule of Investments (concluded)	BlackRock MuniVest Fund, Inc. (MVF)

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(582)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$74,377,781	$53,719

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of February 28, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,038,051,851	—	$1,038,051,851
Short-Term Securities	$772,258	—	—	772,258

Total	$772,258	$1,038,051,851	—	$1,038,824,109

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$53,719	—	—	$53,719
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$790,000	—	—	$790,000
Liabilities:
TOB Trust Certificates	—	$(149,065,588)	—	(149,065,588)
VMTP Shares	—	(243,800,000)	—	(243,800,000)

Total	$790,000	$(392,865,588)	—	$(392,075,588)

During the six months ended February 28, 2015, there were no transfers between levels.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Statements of Assets and Liabilities

February 28, 2015 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Investment Quality Trust (BAF)	BlackRock Municipal Income Quality Trust (BYM)

Assets
Investments at value — unaffiliated[1]	$88,893,434	$280,991,434	$215,152,822	$650,980,818
Investments at value — affiliated[2]	349,386	1,337,487	2,533,005	5,809,865
Cash pledged for financial futures contracts	105,000	414,000	202,000	641,000
Interest receivable	944,404	3,005,566	2,269,987	5,973,012
Investments sold receivable	435,570	329,871	1,824,756	7,717,834
Deferred offering costs	117,366	—	—	—
Prepaid expenses	59,563	27,416	26,299	34,373

Total assets	90,904,723	286,105,774	222,008,869	671,156,902

Accrued Liabilities
Investments purchased payable	1,564,584	7,371,933	4,941,740	8,297,064
Income dividends payable — Common Shares	253,740	861,890	599,335	1,888,049
Investment advisory fees payable	38,995	138,805	91,349	279,045
Officer’s and Trustees’ fees payable	8,624	30,308	22,673	70,218
Variation margin payable on financial futures contracts	8,281	47,656	22,188	77,344
Interest expense and fees payable	1,808	4,280	5,718	18,679
Other accrued expenses payable	32,977	68,688	55,703	79,464

Total accrued liabilities	1,909,009	8,523,560	5,738,706	10,709,863

Other Liabilities
TOB Trust Certificates	16,235,837	19,494,759	31,594,766	106,051,858
VRDP Shares, at liquidation value of $100,000 per share[3,4]	17,800,000	—	—	—
VMTP Shares, at liquidation value of $100,000 per share[3,4]	—	79,900,000	42,200,000	137,200,000

Total other liabilities	34,035,837	99,394,759	73,794,766	243,251,858

Total liabilities	35,944,846	107,918,319	79,533,472	253,961,721

Net Assets Applicable to Common Shareholders	$54,959,877	$178,187,455	$142,475,397	$417,195,181

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]	$47,249,675	$149,361,541	$124,034,133	$374,675,197
Undistributed net investment income	761,307	2,931,172	1,630,881	4,031,978
Accumulated net realized loss	(3,060,475)	(790,508)	(5,563,529)	(22,846,668)
Net unrealized appreciation/depreciation	10,009,370	26,685,250	22,373,912	61,334,674

Net Assets Applicable to Common Shareholders	$54,959,877	$178,187,455	$142,475,397	$417,195,181

Net asset value per Common Share	$16.46	$16.95	$16.28	$15.80

[1] Investments at cost — unaffiliated	$78,854,805	$254,137,806	$192,700,517	$589,406,835
[2] Investments at cost — affiliated	$349,386	$1,337,487	$2,533,005	$5,809,865
[3] Preferred Shares outstanding:
Par value $0.001 per share	178	799	422	1,372
[4] Preferred Shares authorized, including Auction Market Rate Preferred Shares (“AMPS”)	unlimited	unlimited	unlimited	unlimited
[5] Par Value per Common Share	$0.001	$0.001	$0.001	$0.001
[6] Common Shares outstanding	3,338,684	10,510,852	8,749,418	26,406,273
[7] Common Shares authorized	unlimited	unlimited	unlimited	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	57

Statements of Assets and Liabilities (concluded)

February 28, 2015 (Unaudited)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Investment Quality Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)

Assets
Investments at value — unaffiliated[1]	$586,901,603	$958,122,480	$1,038,051,851
Investments at value — affiliated[2]	872,717	7,762,304	772,258
Cash pledged for financial futures contracts	267,000	851,001	790,000
Interest receivable	6,871,123	10,751,505	12,569,267
Investments sold receivable	2,171,776	7,877,507	14,093,521
Deferred offering costs	—	446,244	—
Prepaid expenses	33,073	55,348	38,854

Total assets	597,117,292	985,866,389	1,066,315,751

Accrued Liabilities
Investments purchased payable	4,520,023	28,169,706	6,089,433
Income dividends payable — Common Shares	1,854,163	2,703,256	3,424,636
Investment advisory fees payable	249,726	403,250	405,588
Officer’s and Trustees’ fees payable	63,798	240,033	164,972
Variation margin payable on financial futures contracts	26,420	93,750	90,938
Interest expense and fees payable	10,538	18,848	16,455
Other accrued expenses payable	76,886	99,986	115,777

Total accrued liabilities	6,801,554	31,728,829	10,307,799

Other Liabilities
TOB Trust Certificates	68,691,599	85,627,593	149,065,588
VRDP Shares, at liquidation value of $100,000 per share[3,4]	—	274,600,000	—
VMTP Shares, at liquidation value of $100,000 per share[3,4]	151,300,000	—	243,800,000

Total other liabilities	219,991,599	360,227,593	392,865,588

Total liabilities	226,793,153	391,956,422	403,173,387

Net Assets Applicable to Common Shareholders	$370,324,139	$593,909,967	$663,142,364

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]	$332,937,772	$525,924,068	$581,945,717
Undistributed net investment income	4,196,631	8,064,899	7,845,190
Accumulated net realized loss	(18,330,439)	(40,659,271)	(31,276,432)
Net unrealized appreciation/depreciation	51,520,175	100,580,271	104,627,889

Net Assets Applicable to Common Shareholders	$370,324,139	$593,909,967	$663,142,364

Net asset value per Common Share	$15.78	$15.71	$10.36

[1] Investments at cost — unaffiliated	$535,404,623	$857,210,973	$933,477,681
[2] Investments at cost — affiliated	$872,717	$7,762,304	$772,258
[3] Preferred Shares outstanding:
Par value $0.001 per share	1,513	—	—
Par value $0.10 per share	—	2,746	2,438
[4] Preferred Shares authorized, including Auction Market Rate Preferred Shares (“AMPS”)	unlimited	1,000,000	10,000,000
[5] Par Value per Common Share	$0.001	$0.10	$0.10
[6] Common Shares outstanding	23,470,421	37,807,776	64,011,887
[7] Common Shares authorized	unlimited	unlimited	150,000,000

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Statements of Operations

Six Months Ended February 28, 2015 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Investment Quality Trust (BAF)	BlackRock Municipal Income Quality Trust (BYM)

Investment Income
Interest	$2,004,262	$6,357,930	$4,664,588	$14,078,821
Interest — affiliated	133	464	181	729

Total income	2,004,395	6,358,394	4,664,769	14,079,550

Expenses
Investment advisory	286,263	890,250	587,553	1,767,969
Liquidity fees	80,020	—	—	—
Professional	22,278	30,936	28,961	43,963
Rating agency	18,929	16,449	16,449	16,449
Transfer agent	9,265	13,169	12,673	20,300
Remarketing fees on Preferred Shares	8,949	—	—	—
Accounting services	8,002	22,096	18,298	29,722
Registration	4,807	4,823	4,809	4,817
Custodian	3,612	9,047	6,176	14,987
Printing	2,861	3,827	3,435	5,466
Officer and Trustees	2,525	8,086	6,467	19,050
Miscellaneous	10,394	17,622	12,485	23,405

Total expenses excluding interest expense, fees and amortization of offering costs	457,905	1,016,305	697,306	1,946,128
Interest expense, fees and amortization of offering costs[1]	69,531	491,502	337,257	1,018,180

Total expenses	527,436	1,507,807	1,034,563	2,964,308
Less fees waived by Manager	(35,271)	(119)	(23)	(133)

Total expenses after fees waived	492,165	1,507,688	1,034,540	2,964,175

Net investment income	1,512,230	4,850,706	3,630,229	11,115,375

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	53,017	968,157	623,598	880,654
Financial futures contracts	(95,430)	(350,246)	(235,826)	(1,181,037)

	(42,413)	617,911	387,772	(300,383)

Net change in unrealized appreciation/depreciation on:
Investments	706,718	4,285,589	2,390,573	7,094,897
Financial futures contracts	(21,615)	(139,075)	(59,920)	(162,230)

	685,103	4,146,514	2,330,653	6,932,667

Net realized and unrealized gain	642,690	4,764,425	2,718,425	6,632,284

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$2,154,920	$9,615,131	$6,348,654	$17,747,659

[1] Related to TOB Trusts, VRDP Shares and/or VMTP Shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	59

Statements of Operations (concluded)

Six Months Ended February 28, 2015 (Unaudited)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Investment Quality Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)

Investment Income
Interest	$13,697,467	$21,145,769	$24,310,079
Interest — affiliated	907	788	4,013

Total income	13,698,374	21,146,557	24,314,092

Expenses
Investment advisory	1,602,326	2,598,404	2,603,833
Liquidity fees	—	13,868	—
Professional	42,299	61,411	62,592
Rating agency	16,449	16,449	16,449
Transfer agent	19,553	24,473	29,480
Remarketing fees on Preferred Shares	—	13,617	—
Accounting services	29,722	59,711	64,078
Registration	5,313	6,760	14,494
Custodian	13,930	19,529	20,280
Printing	4,932	7,409	7,809
Officer and Trustees	16,919	26,908	30,681
Miscellaneous	23,647	27,823	29,104

Total expenses excluding interest expense, fees and amortization of offering costs	1,775,090	2,876,362	2,878,800
Interest expense, fees and amortization of offering costs[1]	1,005,999	1,539,660	1,717,531

Total expenses	2,781,089	4,416,022	4,596,331
Less fees waived by Manager	(243)	(119,061)	(990)

Total expenses after fees waived	2,780,846	4,296,961	4,595,341

Net investment income	10,917,528	16,849,596	19,718,751

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	262,387	2,686,573	2,803,534
Financial futures contracts	(724,036)	(948,676)	(1,232,611)

	(461,649)	1,737,897	1,570,923

Net change in unrealized appreciation/depreciation on:
Investments	7,956,576	7,109,756	5,099,784
Financial futures contracts	65,761	(257,555)	128,037

	8,022,337	6,852,201	5,227,821

Net realized and unrealized gain	7,560,688	8,590,098	6,798,744

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$18,478,216	$25,439,694	$26,517,495

[1] Related to TOB Trusts, VRDP Shares and/or VMTP Shares.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Statements of Changes in Net Assets

	BlackRock Municipal Bond Investment Trust (BIE)		BlackRock Municipal Bond Trust (BBK)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Operations
Net investment income	$1,512,230	$3,095,298	$4,850,706	$10,163,248
Net realized gain (loss)	(42,413)	(683,440)	617,911	(1,390,541)
Net change in unrealized appreciation/depreciation	685,103	7,313,640	4,146,514	27,030,711

Net increase in net assets applicable to Common Shareholders resulting from operations	2,154,920	9,725,498	9,615,131	35,803,418

Distributions to Common Shareholders From[1]
Net investment income	(1,522,439)	(3,044,880)	(5,225,996)	(10,140,509)
Net realized gain	—	—	—	(867,349)

Decrease in net assets resulting from distributions to Common Shareholders	(1,522,439)	(3,044,880)	(5,225,996)	(11,007,858)

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	632,481	6,680,618	4,389,135	24,795,560
Beginning of period	54,327,396	47,646,778	173,798,320	149,002,760

End of period	$54,959,877	$54,327,396	$178,187,455	$173,798,320

Undistributed net investment income, end of period	$761,307	$771,516	$2,931,172	$3,306,462

	BlackRock Municipal Income Investment Quality Trust (BAF)		BlackRock Municipal Income Quality Trust (BYM)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Operations
Net investment income	$3,630,229	$7,255,468	$11,115,375	$22,636,343
Net realized gain (loss)	387,772	(3,438,451)	(300,383)	(6,919,380)
Net change in unrealized appreciation/depreciation	2,330,653	22,136,095	6,932,667	63,874,690

Net increase in net assets applicable to Common Shareholders resulting from operations	6,348,654	25,953,112	17,747,659	79,591,653

Distributions to Common Shareholders From[1]
Net investment income	(3,596,011)	(7,192,022)	(11,328,291)	(24,188,146)

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	2,752,643	18,761,090	6,419,368	55,403,507
Beginning of period	139,722,754	120,961,664	410,775,813	355,372,306

End of period	$142,475,397	$139,722,754	$417,195,181	$410,775,813

Undistributed net investment income, end of period	$1,630,881	$1,596,663	$4,031,978	$4,244,894

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	61

Statements of Changes in Net Assets

	BlackRock Municipal Income Trust II (BLE)		BlackRock MuniHoldings Investment Quality Fund (MFL)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Operations
Net investment income	$10,917,528	$21,890,479	$16,849,596	$33,618,131
Net realized gain (loss)	(461,649)	(6,923,260)	1,737,897	(10,629,175)
Net change in unrealized appreciation/depreciation	8,022,337	58,889,836	6,852,201	92,330,069

Net increase in net assets applicable to Common Shareholders resulting from operations	18,478,216	73,857,055	25,439,694	115,319,025

Distributions to Common Shareholders From[1]
Net investment income	(11,467,248)	(23,298,295)	(16,219,536)	(32,439,071)

Capital Share Transactions
Reinvestment of common distributions	274,680	150,439	—	—

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	7,285,648	50,709,199	9,220,158	82,879,954
Beginning of period	363,038,491	312,329,292	584,689,809	501,809,855

End of period	$370,324,139	$363,038,491	$593,909,967	$584,689,809

Undistributed net investment income, end of period	$4,196,631	$4,746,351	$8,064,899	$7,434,839

	BlackRock MuniVest Fund, Inc. (MVF)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

Operations
Net investment income	$19,718,751	$40,614,327
Net realized gain (loss)	1,570,923	(2,382,781)
Net change in unrealized appreciation/depreciation	5,227,821	77,481,188

Net increase in net assets applicable to Common Shareholders resulting from operations	26,517,495	115,712,734

Distributions to Common Shareholders From[1]
Net investment income	(20,610,265)	(43,508,693)

Capital Share Transactions
Reinvestment of common distributions	313,097	—

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	6,220,327	72,204,041
Beginning of period	656,922,037	584,717,996

End of period	$663,142,364	$656,922,037

Undistributed net investment income, end of period	$7,845,190	$8,736,704

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Statements of Cash Flows

Six Months Ended February 28, 2015 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Investment Quality Trust (BAF)	BlackRock Municipal Income Quality Trust (BYM)

Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations	$2,154,920	$9,615,131	$6,348,654	$17,747,659
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
(Increase) decrease in interest receivable	(11,673)	(145,614)	(6,871)	115,506
Decrease in variation margin receivable on financial futures contracts	2,250	8,625	5,438	22,688
Increase in prepaid expenses	(5,884)	(5,742)	(4,964)	(10,320)
(Increase) decrease in cash pledged for financial futures contracts	(22,000)	(225,000)	(83,000)	(145,000)
Decrease in investment advisory fees payable	(3,521)	(9,900)	(7,863)	(18,666)
Decrease in interest expense and fees payable	(1,001)	(880)	(1,436)	(6,133)
Decrease in other accrued expenses payable	(7,371)	(7,844)	(11,334)	(18,206)
Increase in variation margin payable on financial futures contracts	8,281	47,656	22,188	77,344
Increase in Officer’s and Trustees’ fees payable	23	34	31	139
Net realized gain on investments	(53,017)	(901,993)	(623,598)	(880,654)
Net unrealized gain on investments	(706,718)	(4,285,589)	(2,390,573)	(7,094,897)
Amortization of premium and accretion of discount on investments	113,959	(714,012)	357,704	(569,949)
Proceeds from sales of long-term investments	4,752,440	47,927,711	10,781,029	29,317,820
Purchases of long-term investments	(5,055,261)	(50,178,613)	(8,842,271)	(37,758,386)
Net proceeds from sales (purchases) of short-term securities	349,037	2,089,150	(1,211,625)	(1,711,146)

Net cash provided by (used for) operating activities	1,514,464	3,213,120	4,331,509	(932,201)

Cash Provided by (Used for) Financing Activities
Proceeds from TOB Trust Certificates	—	1,995,000	—	27,535,073
Repayments of TOB Trust Certificates	—	—	(750,000)	(15,298,994)
Cash dividends paid to Common Shareholders	(1,522,439)	(5,225,996)	(3,596,011)	(11,328,291)
Amortization of deferred offering costs	7,975	17,876	14,502	24,413

Net cash provided by (used for) financing activities	(1,514,464)	(3,213,120)	(4,331,509)	932,201

Cash
Net increase in cash	—	—	—	—
Cash at beginning of period	—	—	—	—

Cash at end of period	—	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest and fees	$62,557	$474,506	$324,191	$999,900

Non-Cash Financing Activities
Capital shares issued in reinvestment of distributions	—	—	—	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	63

Statements of Cash Flows (concluded)

Six Months Ended February 28, 2015 (Unaudited)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Investment Quality Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$18,478,216	$25,439,694	$26,517,495
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
(Increase) decrease in interest receivable	(61,186)	49,759	(80,786)
Decrease in variation margin receivable on financial futures contracts	16,893	21,688	21,875
Increase in prepaid expenses	(9,194)	(5,099)	(6,615)
(Increase) decrease in cash pledged for financial futures contracts	102,000	(377,001)	(312,000)
Decrease in investment advisory fees payable	(20,303)	(36,156)	(35,835)
Decrease in interest expense and fees payable	(4,001)	(5,394)	(11,660)
Decrease in other accrued expenses payable	(20,370)	(44,903)	(28,495)
Increase in variation margin payable on financial futures contracts	26,420	93,750	90,938
Increase in Officer’s and Trustees’ fees payable	168	12,258	515
Net realized gain on investments	(119,154)	(2,686,573)	(2,803,534)
Net unrealized gain on investments	(7,956,576)	(7,109,756)	(5,099,784)
Amortization of premium and accretion of discount on investments	186,738	1,367,066	707,327
Proceeds from sales of long-term investments	27,588,129	45,561,771	104,530,445
Purchases of long-term investments	(33,556,898)	(40,976,745)	(119,522,208)
Net proceeds from sales (purchases) of short-term securities	6,584,609	(1,563,937)	12,333,536

Net cash provided by operating activities	11,235,491	19,740,422	16,301,214

Cash Used for Financing Activities
Proceeds from TOB Trust Certificates	—	—	4,999,999
Repayments of TOB Trust Certificates	—	(3,529,285)	(1,045,022)
Cash dividends paid to Common Shareholders	(11,261,552)	(16,219,536)	(20,295,582)
Amortization of deferred offering costs	26,061	8,399	39,391

Net cash used for financing activities	(11,235,491)	(19,740,422)	(16,301,214)

Cash
Net increase in cash	—	—	—
Cash at beginning of period	—	—	—

Cash at end of period	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest and fees	$983,939	$1,536,655	$1,689,800

Non-Cash Financing Activities
Capital shares issued in reinvestment of distributions	$274,680	—	$313,097

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Financial Highlights	BlackRock Municipal Bond Investment Trust (BIE)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014		2013	2012		2011		2010

Per Share Operating Performance
Net asset value, beginning of period	$16.27		$14.27		$16.88	$14.67		$15.51		$14.16

Net investment income[1]	0.45		0.93		0.90	0.92		1.03		1.02
Net realized and unrealized gain (loss)	0.20		1.98		(2.58)	2.26		(0.89)		1.27
Distributions to AMPS Shareholders from net investment income	—		—		—	(0.00)[2]		(0.02)		(0.02)

Net increase (decrease) from investment operations	0.65		2.91		(1.68)	3.18		0.12		2.27

Distributions to Common Shareholders from net investment income[3]	(0.46)		(0.91)		(0.93)	(0.97)		(0.96)		(0.92)

Net asset value, end of period	$16.46		$16.27		$14.27	$16.88		$14.67		$15.51

Market price, end of period	$15.17		$14.58		$13.14	$16.61		$14.22		$15.60

Total Return Applicable to Common Shareholders[4]
Based on net asset value	4.27%	[5]	21.64%		(10.35)%	22.36%		1.29%		16.80%

Based on market price	7.24%	[5]	18.37%		(16.10)%	24.21%		(2.38)%		26.02%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.94%	[6]	2.07%		2.09%	2.21%	[7]	1.81%	[7]	1.57%	[7]

Total expenses after fees waived and paid indirectly	1.81%	[6]	1.94%		1.96%	2.12%	[7]	1.66%	[7]	1.35%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.56%	[6,9]	1.63%	[9]	1.60% [9]	1.72%	[7,9]	1.39%	[7]	1.15%	[7]

Net investment income	5.57%	[6]	6.05%		5.45%	5.78%	[7]	7.25%	[7]	6.92%	[7]

Distributions to AMPS Shareholders	—		—		—	0.01%		0.13%		0.15%

Net investment income to Common Shareholders	5.57%	[6]	6.05%		5.45%	5.77%		7.12%		6.77%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$54,960		$54,327		$47,647	$56,331		$48,941		$51,708

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—		—	—		$17,850		$17,850

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—		—	—		$93,546		$97,421

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$17,800		$17,800		$17,800	$17,800		—		—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$408,763		$405,210		$367,678	$416,465		—		—

Borrowings outstanding, end of period (000)	$16,236		$16,236		$16,756	$18,585		$16,276		$16,276

Asset coverage, end of period per $1,000 of borrowings	$4,385		$4,346		$3,844	$4,031		$4,007		$4,177

Portfolio turnover rate	6%		18%		32%	36%		25%		47%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]

Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts and VRDP Shares, respectively.

[9]

For the six months ended February 28, 2015 and years ended August 31, 2014, August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.23%, 1.27%, 1.27% and 1.42%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	65

Financial Highlights	BlackRock Municipal Bond Trust (BBK)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012		2011		2010

Per Share Operating Performance
Net asset value, beginning of period	$16.54		$14.18	$16.79	$14.48		$15.29		$13.23

Net investment income[1]	0.46		0.97	0.96	1.01		1.14		1.14
Net realized and unrealized gain (loss)	0.45		2.43	(2.46)	2.37		(0.87)		1.97
Distributions to AMPS Shareholders from net investment income	—		—	—	(0.01)		(0.03)		(0.03)

Net increase (decrease) from investment operations	0.91		3.40	(1.50)	3.37		0.24		3.08

Distributions to Common Shareholders from:[2]
Net investment income	(0.50)		(0.96)	(0.97)	(1.06)		(1.05)		(1.02)
Net realized gain	—		(0.08)	(0.14)	—		—		—

Total distributions to Common Shareholders	(0.50)		(1.04)	(1.11)	(1.06)		(1.05)		(1.02)

Net asset value, end of period	$16.95		$16.54	$14.18	$16.79		$14.48		$15.29

Market price, end of period	$16.52		$15.59	$13.49	$17.16		$14.86		$15.79

Total Return Applicable to Common Shareholders[3]
Based on net asset value	5.68%	[4]	25.27%	(9.52)%	23.96%		2.02%		24.13%

Based on market price	9.28%	[4]	24.11%	(15.78)%	23.45%		1.38%		22.90%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.72%	[5]	1.84%	1.82%	1.69%	[6]	1.33%	[6]	1.29%	[6]

Total expenses after fees waived and paid indirectly	1.72%	[5]	1.84%	1.82%	1.64%	[6]	1.19%	[6]	1.08%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.16%	[5]	1.19%	1.17%	1.18%	[6,8]	1.16%	[6]	1.05%	[6]

Net investment income	5.53%	[5]	6.29%	5.85%	6.39%	[6]	8.15%	[6]	8.08%	[6]

Distributions to AMPS Shareholders	—		—	—	0.04%		0.19%		0.22%

Net investment income to Common Shareholders	5.53%	[5]	6.29%	5.85%	6.35%		7.96%		7.86%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$178,187		$173,798	$149,003	$176,216		$151,471		$159,216

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—		$79,900		$79,900

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—		$72,394		$74,819

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$79,900		$79,900	$79,900	$79,900		—		—

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$323,013		$317,520	$286,487	$320,545		—		—

Borrowings outstanding, end of period (000)	$19,495		$19,495	$17,039	$14,489		$7,399		$7,399

Asset coverage, end of period per $1,000 of borrowings	$10,140		$9,915	$9,745	$13,162		$21,471		$22,518

Portfolio turnover rate	17%		32%	32%	46%		27%		51%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]

Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts and VMTP Shares, respectively.

[8]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.16%.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Financial Highlights	Municipal Income Investment Quality Trust (BAF)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012		2011		2010

Per Share Operating Performance
Net asset value, beginning of period	$15.97		$13.83	$16.53	$14.50		$15.08		$14.06

Net investment income[1]	0.41		0.83	0.81	0.83		0.91		0.94
Net realized and unrealized gain (loss)	0.31		2.13	(2.68)	2.09		(0.58)		0.95
Distributions to AMPS Shareholders from net investment income	—		—	—	(0.00)[2]		(0.02)		(0.02)

Net increase (decrease) from investment operations	0.72		2.96	(1.87)	2.92		0.31		1.87

Distributions to Common Shareholders from net investment income[3]	(0.41)		(0.82)	(0.83)	(0.89)		(0.89)		(0.85)

Net asset value, end of period	$16.28		$15.97	$13.83	$16.53		$14.50		$15.08

Market price, end of period	$14.71		$14.18	$12.82	$16.24		$13.92		$15.64

Total Return Applicable to Common Shareholders[4]
Based on net asset value	4.86%	[5]	22.67%	(11.69)%	20.76%		2.62%		13.93%

Based on market price	6.71%	[5]	17.50%	(16.68)%	23.59%		(5.01)%		27.70%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.48%	[6]	1.58%	1.63%	1.49%	[7]	1.25%	[7]	1.23%	[7]

Total expenses after fees waived and paid indirectly	1.48%	[6]	1.58%	1.63%	1.49%	[7]	1.23%	[7]	1.14%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.00%	[6]	1.03%	1.03%	1.06%	[7,9]	1.09%	[7]	0.97%	[7]

Net investment income	5.18%	[6]	5.56%	5.02%	5.31%	[7]	6.51%	[7]	6.54%	[7]

Distributions to AMPS Shareholders	—		—	—	0.02%		0.12%		0.14%

Net investment income to Common Shareholders	5.18%	[6]	5.56%	5.02%	5.29%		6.39%		6.40%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$142,475		$139,723	$120,962	$144,587		$126,783		$131,772

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—		$42,275		$42,275

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—		$99,975		$102,926

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$42,200		$42,200	$42,200	$42,200		—		—

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$437,619		$431,097	$386,639	$442,624		—		—

Borrowings outstanding, end of period (000)	$31,595		$32,345	$33,845	$36,497		$22,266		$32,196

Asset coverage, end of period per $1,000 of borrowings	$5,509		$5,320	$4,574	$4,962		$6,694		$5,093

Portfolio turnover rate	6%		26%	43%	51%		33%		26%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]

Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts and VMTP Shares, respectively.

[9]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.05%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	67

Financial Highlights	BlackRock Municipal Income Quality Trust (BYM)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012		2011		2010

Per Share Operating Performance
Net asset value, beginning of period	$15.56		$13.46	$16.11	$14.09		$14.64		$13.55

Net investment income[1]	0.42		0.86	0.91	0.93		0.97		0.96
Net realized and unrealized gain (loss)	0.25		2.16	(2.62)	2.02		(0.58)		1.00
Distributions to AMPS Shareholders from net investment income	—		—	—	(0.00)[2]		(0.02)		(0.02)

Net increase (decrease) from investment operations	0.67		3.02	(1.71)	2.95		0.37		1.94

Distributions to Common Shareholders from net investment income[3]	(0.43)		(0.92)	(0.94)	(0.93)		(0.92)		(0.85)

Net asset value, end of period	$15.80		$15.56	$13.46	$16.11		$14.09		$14.64

Market price, end of period	$14.58		$13.96	$12.59	$16.73		$13.85		$15.26

Total Return Applicable to Common Shareholders[4]
Based on net asset value	4.62%	[5]	23.69%	(11.13)%	21.54%		3.09%		14.74%

Based on market price	7.60%	[5]	18.65%	(19.96)%	28.40%		(2.79)%		18.42%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.44%	[6]	1.55%	1.55%	1.46%	[7]	1.25%	[7]	1.15%	[7]

Total expenses after fees waived and paid indirectly	1.44%	[6]	1.55%	1.55%	1.46%	[7]	1.24%	[7]	1.06%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	0.95%	[6]	0.98%	0.96%	1.00%	[7,9]	1.07%	[7]	0.92%	[7]

Net investment income	5.40%	[6]	5.89%	5.77%	6.12%	[7]	7.15%	[7]	6.85%	[7]

Distributions to AMPS Shareholders	—		—	—	0.03%		0.14%		0.15%

Net investment income to Common Shareholders	5.40%	[6]	5.89%	5.77%	6.09%		7.01%		6.70%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$417,195		$410,776	$355,372	$424,785		$371,014		$384,563

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—		$137,250		$137,250

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—		$92,580		$95,049

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$137,200		$137,200	$137,200	$137,200		—		—

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$404,078		$399,399	$359,018	$409,610		—		—

Borrowings outstanding, end of period (000)	$106,052		$93,816	$114,948	$105,454		$85,964		$80,915

Asset coverage, end of period $1,000 of borrowings	$4,934		$5,379	$4,092	$5,028		$5,316		$5,753

Portfolio turnover rate	6%		20%	24%	17%		19%		13%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]

Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts and VMTP Shares, respectively.

[9]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.99%.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Financial Highlights	BlackRock Municipal Income Trust II (BLE)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012		2011		2010

Per Share Operating Performance
Net asset value, beginning of period	$15.48		$13.32	$16.10	$13.96		$14.63		$12.78

Net investment income[1]	0.47		0.93	0.97	1.02		1.08		1.08
Net realized and unrealized gain (loss)	0.32		2.22	(2.72)	2.14		(0.73)		1.77
Distributions to AMPS Shareholders from net investment income	—		—	—	(0.01)		(0.02)		(0.03)

Net increase (decrease) from investment operations	0.79		3.15	(1.75)	3.15		0.33		2.82

Distributions to Common Shareholders from net investment income[2]	(0.49)		(0.99)	(1.03)	(1.01)		(1.00)		(0.97)

Net asset value, end of period	$15.78		$15.48	$13.32	$16.10		$13.96		$14.63

Market price, end of period	$15.53		$14.70	$13.20	$16.74		$14.13		$15.22

Total Return Applicable to Common Shareholders[3]
Based on net asset value	5.18%	[4]	24.73%	(11.60)%	23.25%		2.70%		22.83%

Based on market price	9.01%	[4]	19.52%	(15.75)%	26.61%		(0.07)%		21.42%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.53%	[5]	1.64%	1.67%	1.55%	[6]	1.18%	[6]	1.16%	[6]

Total expenses after fees waived and paid indirectly	1.53%	[5]	1.64%	1.67%	1.48%	[6]	1.10%	[6]	1.08%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.97%	[5]	1.01%	1.00%	0.96%	[6,8]	1.01%	[6]	0.99%	[6]

Net investment income	5.99%	[5]	6.49%	6.17%	6.74%	[6]	7.94%	[6]	7.89%	[6]

Distributions to AMPS Shareholders	—		—	—	0.03%		0.17%		0.20%

Net investment income to Common Shareholders	5.99%	[5]	6.49%	6.17%	6.71%		7.77%		7.69%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$370,324		$363,038	$312,329	$376,774		$325,713		$340,269

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—		$151,300		$151,300

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—		$78,819		$81,226

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$151,300		$151,300	$151,300	$151,300		—		—

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$344,761		$339,946	$306,430	$349,025		—		—

Borrowings outstanding, end of period (000)	$68,692		$69,692	$73,531	$88,876		$43,451		$39,252

Asset coverage, end of period per $1,000 of borrowings	$6,391		$6,285	$5,248	$5,239		$8,496		$9,669

Portfolio turnover rate	5%		16%	17%	24%		16%		29%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]

Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts and VMTP Shares, respectively.

[8]

For the year ended August 28, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.94%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	69

Financial Highlights	BlackRock MuniHoldings Investment Quality Fund (MFL)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014		2013	2012		2011		2010

Per Share Operating Performance
Net asset value, beginning of period	$15.46		$13.27		$15.96	$14.00		$14.69		$13.57

Net investment income[1]	0.45		0.89		0.87	0.86		0.95		0.96
Net realized and unrealized gain (loss)	0.23		2.16		(2.66)	2.02		(0.71)		1.04
Distributions to AMPS Shareholders from net investment income	—		—		—	—		(0.02)		(0.03)

Net increase (decrease) from investment operations	0.68		3.05		(1.79)	2.88		0.22		1.97

Distributions to Common Shareholders from net investment income[2]	(0.43)		(0.86)		(0.90)	(0.92)		(0.91)		(0.85)

Net asset value, end of period	$15.71		$15.46		$13.27	$15.96		$14.00		$14.69

Market price, end of period	$14.53		$13.92		$12.59	$16.13		$13.84		$14.65

Total Return Applicable to Common Shareholders[3]
Based on net asset value	4.70%	[4]	24.24%		(11.70)%	21.22%		2.01%		15.22%

Based on market price	7.55%	[4]	17.91%		(17.11)%	23.93%		1.12%		23.46%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.51%	[5]	1.64%		1.71%	1.87%		1.37%	[6]	1.17%	[6]

Total expenses after fees waived and paid indirectly	1.47%	[5]	1.57%		1.62%	1.80%		1.30%	[6]	1.09%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.94%	[5,8]	1.19%	[8]	1.29% [8]	1.39%	[8]	1.14%	[6]	1.01%	[6]

Net investment income	5.75%	[5]	6.18%		5.55%	5.76%		7.03%	[6]	6.85%	[6]

Distributions to AMPS Shareholders	—		—		—	—		0.18%		0.21%

Net investment income to Common Shareholders	5.75%	[5]	6.18%		5.55%	5.76%		6.85%		6.64%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$593,910		$584,690		$501,810	$602,780		$528,173		$553,367

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—		—	—		—		$274,650

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—		—	—		—		$75,371

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$274,600		$274,600		$274,600	$274,600		$274,600		—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$316,282		$312,924		$282,742	$319,152		$292,343		—

Borrowings outstanding, end of period (000)	$85,628		$89,157		$95,959	$131,323		$74,965		$71,068

Asset coverage, end of period per $1,000 of borrowings	$7,936		$7,558		$6,229	$5,590		$8,046		$8,786

Portfolio turnover rate	6%		25%		59%	44%		32%		38%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]

Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts and VRDP Shares, respectively.

[8]

For the six months ended February 28, 2015 and years ended August 31, 2014, August 31, 2013, and August 31, 2012 the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.97% 0.95%, 0.92% and 0.99%, respectively.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Financial Highlights	BlackRock MuniVest Fund, Inc. (MVF)

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012		2011		2010

Per Share Operating Performance
Net asset value, beginning of period	$10.27		$9.14	$10.68	$9.55		$10.01		$8.98

Net investment income[1]	0.31		0.63	0.67	0.69		0.73		0.73
Net realized and unrealized gain (loss)	0.10		1.18	(1.50)	1.16		(0.47)		0.97
Distributions to AMPS Shareholders from net investment income	—		—	—	(0.01)		(0.02)		(0.02)

Net increase (decrease) from investment operations	0.41		1.81	(0.83)	1.84		0.24		1.68

Distributions to Common Shareholders from net investment income[2]	(0.32)		(0.68)	(0.71)	(0.71)		(0.70)		(0.65)

Net asset value, end of period	$10.36		$10.27	$9.14	$10.68		$9.55		$10.01

Market price, end of period	$10.25		$9.83	$8.91	$11.28		$9.73		$10.38

Total Return Applicable to Common Shareholders[3]
Based on net asset value	4.16%	[4]	20.70%	(8.39)%	19.85%		2.90%		19.31%

Based on market price	7.66%	[4]	18.50%	(15.45)%	24.24%		1.11%		24.69%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.40%	[5]	1.49%	1.54%	1.51%	[6]	1.28%	[6]	1.22%	[6]

Total expenses after fees waived and paid indirectly	1.40%	[5]	1.49%	1.54%	1.51%	[6]	1.28%	[6]	1.22%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.88%	[5]	0.91%	0.91%	0.98%	[6,8]	1.05%	[6]	1.03%	[6]

Net investment income	6.01%	[5]	6.53%	6.43%	6.79%	[6]	7.93%	[6]	7.71%	[6]

Distributions to AMPS Shareholders	—		—	—	0.05%		0.18%		0.19%

Net investment income to Common Shareholders	6.01%	[5]	6.53%	6.43%	6.74%		7.75%		7.52%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$663,142		$656,922	$584,718	$679,207		$602,234		$625,195

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—		$243,825		$243,825

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—		$86,749		$89,106

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,800		$243,800	$243,800	$243,800		—		—

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$372,003		$369,451	$339,835	$378,592		—		—

Borrowings outstanding, end of period (000)	$149,066		$145,111	$149,085	$199,256		$173,251		$179,120

Asset coverage, end of period per $1,000 of borrowings	$5,449		$5,527	$4,922	$4,409		$4,476		$4,490

Portfolio turnover rate	10%		14%	11%	11%		10%		25%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]

Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts and VMTP Shares, respectively.

[8]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.96%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	71

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the 1940 Act, as closed-end management investment companies and referred to herein collectively as the “Trusts:”

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Municipal Bond Investment Trust	BIE	Delaware	Non-diversified
BlackRock Municipal Bond Trust	BBK	Delaware	Diversified
BlackRock Municipal Income Investment Quality Trust	BAF	Delaware	Non-diversified
BlackRock Municipal Income Quality Trust	BYM	Delaware	Diversified
BlackRock Municipal Income Trust II	BLE	Delaware	Diversified
BlackRock MuniHoldings Investment Quality Fund	MFL	Massachusetts	Non-diversified
BlackRock MuniVest Fund, Inc.	MVF	Maryland	Non-diversified

The Boards of Trustees/Directors of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the trustees/directors thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the NAVs of their Common Shares on a daily basis.

2. Significant Accounting Policies:

The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Trusts:

Valuation: The Trust’s investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trusts for all financial instruments.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., financial futures contracts), or certain borrowings (e.g., TOB transactions) that would be “senior securities” for 1940 Act purposes, the Trust may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Trust’s future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 9.

72	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

Deferred Compensation Plan: Under the Deferred Compensation Plan (‘the Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the Trusts are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOB Trusts: The Trusts leverage their assets through the use of TOB transactions. The Trusts transfer municipal bonds into a special purpose entity (“TOB Trust”). Other funds managed by the investment advisor may also contribute municipal bonds to a TOB Trust into which a Trust has contributed bonds. A TOB Trust typically issues two classes of beneficial interests: short-term floating rate certificates (“TOB Trust Certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. If multiple funds participate in the same TOB Trust, the rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The municipal bonds transferred to a TOB Trust typically are high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB transaction includes a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider. The Trusts, as TOB Residual holders, would be responsible for the payment of the credit enhancement fee and for reimbursement of any payments of principal and interest made by the credit enhancement provider.

The TOB Residuals held by a Trust include the right of a Trust (subject to the non-occurrence of certain termination events enumerated below, and a specified number of days’ prior notice), to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates at par plus accrued interest. Thereafter, that Trust may withdraw a corresponding share of the municipal bonds from the TOB Trust.

The TOB Trust may also be collapsed without the consent of a Trust, upon the occurrence of tender option termination events (“TOTEs”) and mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs may include the bankruptcy or default of the issuer of the municipal bond, a substantial downgrade in credit quality of the issuer of the municipal bond, failure of any scheduled payment of principal or interest on the underlying bonds, and a judgment or ruling that interest on the municipal bond is subject to federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Trust Certificates, the inability of the TOB Trust to obtain renewal of the liquidity support agreement and a substantial decline in the market value of the municipal bond. Upon the occurrence of a TOTE or an MTE, the TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the remarketing agent and the Liquidity Provider (defined below). In the case of an MTE, after the payment of fees, the TOB Trust Certificate holders would be paid senior to the TOB Residual holders (i.e., the Trusts). In contrast, in the case of a TOTE, after payment of fees, the TOB Trust Certificate holders and TOB Residual holders would be paid equally in proportion to the respective face values of their certificates. During the six months ended February 28, 2015, no TOB Trusts in which the Trusts participated were terminated without the consent of the Trusts.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	73

Notes to Financial Statements (continued)

The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less transaction expenses, is paid to a Trust. The Trusts typically invest the cash received in additional municipal bonds. Each Trust’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes; therefore, the municipal bonds deposited into a TOB Trust are presented in the Trusts’ Schedules of Investments and the TOB Trust Certificates are shown in other liabilities in the Statements of Assets and Liabilities. The carrying amount of the Trusts’ payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

The Trusts may invest in TOB Trusts on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to the occurrence of the termination events described above. When a Trust invests in TOB Trusts on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund, on a net basis, the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Trust invests in a TOB Trust on a recourse basis, the Trust will typically enter into a reimbursement agreement with the Liquidity Provider where the Trust is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a Trust investing in a recourse TOB Trust will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by the Trusts at February 28, 2015, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by the Trusts at February 28, 2015.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. At February 28, 2015, the aggregate value of the underlying municipal bonds transferred to the TOB Trusts, the related liability for TOB Trust Certificates and the range of interest rates on the liability for TOB Trust Certificates were as follows:

	Underlying Municipal Bonds Transferred to TOB Trust	Liability for TOB Trust Certificates	Range of Interest Rates
BIE	$31,793,502	$16,235,837	0.02% - 0.27%
BBK	$36,196,406	$19,494,759	0.02% - 0.22%
BAF	$59,611,932	$31,594,766	0.02% - 0.24%
BYM	$193,547,949	$106,051,858	0.02% - 0.30%
BLE	$122,435,412	$68,691,599	0.02% - 0.22%
MFL	$170,819,245	$85,627,593	0.02% - 0.27%
MVF	$303,906,003	$149,065,588	0.02% - 0.20%

For the six months ended February 28, 2015, the Trusts’ average TOB Trust Certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
BIE	$16,235,837	0.63%
BBK	$19,494,759	0.62%
BAF	$31,901,395	0.67%
BYM	$96,734,473	0.60%
BLE	$68,691,599	0.59%
MFL	$87,091,891	0.66%
MVF	$145,474,298	0.59%

Should short-term interest rates rise, the Trusts’ investments in TOB transactions may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Trusts’ NAVs per share.

While the Trusts’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Trusts to borrow money for purposes of making investments. The Trusts’ management believes that the Trusts’ restrictions on borrowings do not apply to the secured borrowings. For accounting purposes, the Trusts’ transfer of municipal bonds to a TOB Trust are deemed secured borrowings.

74	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

4. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to economically hedge their exposure to certain risks, such as interest rate risk. These contracts may be transacted on an exchange.

Financial Futures Contracts: The Trusts invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Trusts as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

The following is a summary of the Trusts’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of February 28, 2015
	Statements of Assets and Liabilities Location	Value
		Derivative Liabilities
		BIE	BBK	BAF	BYM
Interest rate contracts	Net unrealized appreciation/ depreciation[1]	$(29,259)	$(168,378)	$(78,393)	$(239,309)

		Value
		BLE		MFL		MVF
	Statements of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts	Net unrealized appreciation/ depreciation[1]	$23,195	—	—	$(331,236)	$53,719	—

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended February 28, 2015
	Net Realized Loss From				Net Change in Unrealized Appreciation/Depreciation on
	BIE	BBK	BAF	BYM	BIE	BBK	BAF	BYM
Interest rate contracts:
Financial futures contracts	$(95,430)	$(350,246)	$(235,826)	$(1,181,037)	$(21,615)	$(139,075)	$(59,920)	$(162,230)
	BLE	MFL	MVF		BLE	MFL	MVF
Interest rate contracts:
Financial futures contracts	$(724,036)	$(948,676)	$(1,232,611)		$65,761	$(257,555)	$128,037
For the six months ended February 28, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BIE	BBK	BAF	BYM	BLE	MFL	MVF
Financial futures contracts:
Average notional value of contracts - short	$6,689,836	$33,083,039	$18,220,953	$65,952,949	$29,222,984	$77,660,070	$59,422,094

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or

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Notes to Financial Statements (continued)

clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes of BlackRock, Inc. (“BlackRock”).

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee based on a percentage of each Trust’s average weekly net assets, except MFL and MVF, which are based on average daily net assets, at the following annual rates:

	BIE	BBK	BAF	BYM	BLE	MFL	MVF
Investment advisory fee	0.65%	0.65%	0.55%	0.55%	0.55%	0.55%	0.50%

Average weekly net assets and average daily net assets are the average weekly or the average daily value of each Trust’s total assets minus its total accrued liabilities.

The Manager voluntarily agreed to waive a portion of the investment advisory fees or other expenses, with respect to BIE as a percentage of its average weekly net assets of 0.08%. With respect to MFL, the Manager voluntarily agreed to waive its investment advisory fees on the proceeds of Preferred Shares and TOB Trusts that exceed 35% of its total assets minus the sum of its accrued liabilities. The amounts waived are included in fees waived by Manager in the Statements of Operations. For the six months ended February 28, 2015, the amounts included in fees waived by Manager were as follows:

BIE	$35,232
MFL	$118,984

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investments in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investments in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the six months ended February 28, 2015, the amounts waived were as follows:

	BIE	BBK	BAF	BYM	BLE	MFL	MVF
Amounts waived	$39	$119	$23	$133	$243	$77	$990

These voluntary waivers may be reduced or discontinued at any time without notice.

Certain officers and/or Trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

6. Purchases and Sales:

For the six months ended February 28, 2015, purchases and sales of investments, excluding short-term securities, were as follows:

	BIE	BBK	BAF	BYM	BLE	MFL	MVF
Purchases	$6,619,845	$48,585,025	$13,784,011	$45,889,597	$37,127,897	$69,146,451	$124,006,611
Sales	$5,188,010	$47,459,331	$12,605,785	$36,868,194	$29,429,905	$53,439,278	$100,636,800

7. Income Tax Information:

It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ U.S. federal tax returns remains open for each of the four years ended August 31, 2014. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts’ as of February 28, 2015, inclusive of the open tax return years and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

76	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

As of August 31, 2014, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BIE	BBK	BAF	BYM	BLE	MFL	MVF
2016	—	—	—	$3,216,104	—	—	—
2017	—	—	—	6,430,212	$2,066,643	$1,863,647	$7,618,622
2018	$150,549	—	—	2,209,430	4,366,226	11,734,707	—
2019	718,157	—	—	—	2,448,693	—	5,276,524
No expiration date[1]	1,415,064	$985,165	$3,781,281	5,270,835	1,908,534	22,597,148	10,709,257

Total	$2,283,770	$985,165	$3,781,281	$17,126,581	$10,790,096	$36,195,502	$23,604,403

[1]	Must be utilized prior to losses subject to expiration.

As of February 28, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BIE	BBK	BAF	BYM	BLE	MFL	MVF
Tax cost	$63,115,668	$235,390,213	$163,935,841	$490,983,347	$468,347,358	$780,610,456	$787,599,677

Gross unrealized appreciation	$10,051,560	$28,416,965	$22,458,415	$62,240,893	$55,455,148	$101,000,262	$108,341,804
Gross unrealized depreciation	(160,245)	(973,016)	(303,195)	(2,485,415)	(4,719,785)	(1,353,527)	(6,182,960)

Net unrealized appreciation	$9,891,315	$27,443,949	$22,155,220	$59,755,478	$50,735,363	$99,646,735	$102,158,844

8. Principal Risks:

Each Trust invests a substantial amount of their assets in issuers located in a single state or limited number of states. Investment percentages in specific states or U.S. territories are presented in the Schedules of investments.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency interest rate and price fluctuations. Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

The Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. See the Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

As of February 28, 2015, BIE, BBK, BAF and BYM, MFL invested a significant portion of their assets in securities in the county/city/special district/school district sector. BIE, BAF, BYM, BLE, MFL and MVF invested a significant portion of their assets in securities in the transportation sector. BBK and MVF invested a significant portion of their assets in securities in the health sector. Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.

On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds” as defined in the Volcker Rule. The Volcker Rule precludes banking entities and their affiliates from sponsoring existing TOB Trusts as such Trusts have been structured to date. In response to these restrictions, market participants have developed a new structure for TOB Trusts designed to ensure that no banking entity is sponsoring the TOB Trust for purposes of the Volcker Rule. In such a structure, certain responsibilities that previously belonged to the sponsor bank will be performed by the Trusts. The Trusts may utilize the service providers in meeting these responsibilities. This structure remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust trans-

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Notes to Financial Statements (continued)

actions or the Trusts’ ability to hold TOB Residuals. Under the new TOB Trust structure, the Trusts will have certain additional duties and responsibilities, which may give rise to certain additional risks including compliance, securities law and operational risks.

There can be no assurance that the Trusts can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Trusts unwind existing TOB Trusts. There can be no assurance that alternative forms of leverage will be available to the Trusts and any alternative forms of leverage may be more or less advantageous to the Trusts than existing TOB leverage.

TOB transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Trusts. The ultimate impact of these rules on the TOB market and the overall municipal market is not yet certain.

9. Capital Share Transactions:

Each of BIE, BBK, BAF, BYM and BLE is authorized to issue an unlimited number of shares, including Preferred Shares, par value $0.001 per share, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares, including AMPS, without approval of Common Shareholders.

MFL is authorized to issue an unlimited number of shares, including 1 million Preferred Shares, including AMPS, par value $0.10 per share.

MVF is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as Preferred Shares, including AMPS, par value $0.10 per share.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	BIE	BBK	BAF	BYM	BLE	MFL	MVF
Six months ended February 28, 2015	—	—	—	—	17,405	—	29,649
Year ended August 31, 2014	—	—	—	—	10,827	—	—

Preferred Shares

Each Trust’s Preferred Shares rank prior to the Trust’s Common Shares as to the payment of dividends by the Trust and distribution of assets upon dissolution or liquidation of the Trust. The 1940 Act prohibits the declaration of any dividend on the Trust’s Common Shares or the repurchase of the Trust’s Common Shares if the Trust fails to maintain the asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instrument, the Trust is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if the Trust fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares governing instrument or comply with the basic maintenance amount requirement of the agencies rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

BIE and MFL (collectively, the “VRDP Trusts”), have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in a privately negotiated offering. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933 as amended, (the “Securities Act”) and include a liquidity feature, pursuant to a liquidity agreement, that allows the holders of VRDP Shares to have their shares purchased by the liquidity provider in the event of a failed remarketing. VRDP Trusts are required to redeem the VRDP Shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Upon the occurrence of the first unsuccessful remarketing, the VRDP Trusts are required to segregate liquid assets to fund the redemption. The VRDP Shares are subject to certain restrictions on transfer.

For the six months ended February 28, 2015, the VRDP Shares outstanding of each Trust were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BIE	9/15/11	178	$17,800,000	10/01/41
MFL	6/30/11	2,746	$274,600,000	7/01/41

78	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

The VRDP Trusts entered into a fee agreement with the liquidity provider that may require an initial commitment and a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

The fee agreements between BIE and MFL and the liquidity provider are scheduled to expire, unless renewed or terminated in advance, as follows:

	BIE	MFL
Expiration date	6/04/2015	4/19/2017

In the event the fee agreement is not renewed or is terminated in advance, and the VRDP Trusts do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The VRDP Trusts are required to redeem any VRDP Shares purchased by the liquidity provider six months after the purchase date. Immediately after the purchase of any VRDP Shares by the liquidity provider, the VRDP Trusts are required to begin to segregate liquid assets with the VRDP Trusts’ custodians to fund the redemption. There is no assurance the VRDP Trusts will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Each VRDP Trust is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, the VRDP Trusts are required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, VRDP Trusts are required to redeem certain of its outstanding VRDP Shares if they fail to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may be redeemed, in whole or in part, at any time at the option of VRDP Trusts. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends.

Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned a long-term rating of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VRDP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of February 28, 2015, the VRDP Shares were assigned a long-term rating of Aa1 from Moody’s under its new ratings methodology. The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly related based upon either short-term rating. As of February 28, 2015, the short-term ratings of the liquidity provider and the VRDP Shares for BIE were P1, F1 and A1/watch negative as rated by Moody’s, Fitch and/or S&P, respectively, which is within the two highest rating categories. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories. The short term ratings on the VRDP Shares of MFL were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period, as described below. The S&P short-term ratings of the liquidity provider (Barclays) and the VRDP Shares of Barclay VRDP Funds are under review for possible downgrade.

For financial reporting purposes, the VRDP Shares are considered debt of the issuer; therefore, the liquidation value, which approximates fair value, of the VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

The VRDP Trusts may incur remarketing fees of 0.10% on the aggregate principal amount of all the VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. All of BIE’s VRDP Shares that were tendered for remarketing during the six months ended February 28, 2015 were successfully remarketed.

For the six months ended February 28, 2015, the annualized dividend rates for the VRDP Shares were as follows

	BIE	MFL
Rate	0.12%	0.90%

On April 17, 2014, MFL commenced a three-year term ending April 19, 2017 (“special rate period”) with respect to its VRDP Shares. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing.

The liquidity and fee agreements remain in effect for the duration of the special rate period and the VRDP Shares are still subject to mandatory redemption by the MFL on maturity date. MFL’s VRDP Shares will not be remarketed or subject to optional or mandatory tender events during such time. During the special rate period, MFL is required to maintain the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares.

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Notes to Financial Statements (continued)

During the special rate period, MFL will pay dividends monthly based on the sum of Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index and a percentage per annum based on the long-term ratings assigned to the VRDP Shares. The short-term ratings of MFL’s VRDP Shares were withdrawn by Moody’s, Fitch and/or S&P. Short-term ratings may be re-assigned upon the termination of the special rate period when MFL’s VRDP Shares revert back to remarketable securities.

If MFL redeems the VRDP Shares on a date that is one year or more before the end of the special rate period and MFL’s VRDP Shares are rated above A1/A by Moody’s and Fitch respectively, then such redemption is subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. After April 19, 2017, the holder of MFL’s VRDP Shares and MFL may mutually agree to extend the special rate period. If the special rate period is not extended, MFL’s VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors.

For the six months ended February 28, 2015, VRDP Shares issued and outstanding of each Trust remained constant.

VMTP Shares

BBK, BAF, BYM, BLE and MVF (collectively, the “VMTP Trusts”), have issued Series W-7 VMTP Shares, $100,000 liquidation value per share, in a privately negotiated offering and sale of VMTP Shares exempt from registration under the Securities Act.

For the six months ended February 28, 2015, the VMTP Shares outstanding of each Trust were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Term Date
BBK	12/16/11	799	$79,900,000	12/31/15
BAF	12/16/11	422	$42,200,000	12/31/15
BYM	12/16/11	1,372	$137,200,000	12/31/15
BLE	12/16/11	1,513	$151,300,000	12/31/15
MVF	12/16/11	2,438	$243,800,000	12/31/15

Each VMTP Trust is required to redeem its VMTP Shares on the term date, unless earlier redeemed or repurchased or unless extended. There is no assurance that the term of a Trust’s VMTP Shares will be extended or that a Trust’s VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to term date, each VMTP Trust is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, each VMTP Trust is required to redeem certain of its outstanding VMTP Shares if it fails to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, a Trust’s VMTP Shares may be redeemed, in whole or in part, at any time at the option of the Trust. The redemption price per VMTP Share is equal to the liquidation value per share plus any outstanding unpaid dividends and applicable redemption premium. If the Trusts redeem the VMTP Shares on a date that is one year or more prior to the term date and the VMTP Shares are rated above A1/A+ by Moody’s and Fitch, respectively, then such redemption is subject to a prescribed redemption premium (up to 3% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining to the term date, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. The VMTP Shares are subject to certain restrictions on transfer, and a Trust may also be required to register the VMTP Shares for sale under the Securities Act under certain circumstances. In addition, amendments to the VMTP governing document generally require the consent of the holders of VMTP Shares.

Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread to the SIFMA Municipal Swap Index. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by Moody’s and Fitch. At the date of issuance, the VMTP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VMTP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of February 28, 2015, the VMTP Shares were assigned a long-term rating of Aa1 from Moody’s under its new rating methodology. The VMTP Shares continue to be assigned a long-term rating of AAA from Fitch. The dividend rate on the VMTP Shares is subject to a step-up spread if the Trusts fail to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and maintaining certain asset coverage and leverage requirements.

For the six months ended February 28, 2015, the average annualized dividend rates for the VMTP Shares were as follows:

	BBK	BAF	BYM	BLE	MVF
Rate	1.03%	1.02%	1.02%	1.02%	1.02%

For financial reporting purposes, the VMTP Shares are considered debt of the issuer; therefore the liquidation value, which approximates fair value, of the VMTP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes.

80	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Notes to Financial Statements (concluded)

For the six months ended February 28, 2015, VMTP Shares issued and outstanding of each Trust remained constant.

Offering Costs: The Trusts incurred costs in connection with the issuance of VRDP Shares and/or VMTP Shares. For VRDP Shares, these costs were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which were amortized over the life of the liquidity agreement. For VMTP Shares, these costs were recorded as a deferred charge and will be amortized over the 3-year life of the VMTP Shares. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trusts paid a net investment income dividend in the following amounts per share on April 1, 2015 to Common Shareholders of record on March 13, 2015:

Common Dividend Per Share
BIE	$0.0760
BBK	$0.0820
BAF	$0.0685
BYM	$0.0715
BLE	$0.0790
MFL	$0.0715
MVF	$0.0535

Additionally, the Trusts declared a net investment income dividend on April 1, 2015 payable to Common Shareholders of record on April 15, 2015 for the same amounts noted above.

The dividends declared on Preferred Shares for the period March 1, 2015 to March 31, 2015 were as follows:

	Preferred Shares	Series	Dividend Declared
BIE	VRDP Shares	W-7	$1,663
BBK	VMTP Shares	W-7	$69,217
BAF	VMTP Shares	W-7	$36,558
BYM	VMTP Shares	W-7	$118,856
BLE	VMTP Shares	W-7	$131,071
MFL	VRDP Shares	W-7	$209,900
MVF	VMTP Shares	W-7	$211,204

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	81

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee

Karen P. Robards, Vice Chairperson of the Board, Chairperson of the Audit Committee and Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Kathleen F. Feldstein, Trustee

James T. Flynn, Trustee and Member of the Audit Committee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Robert W. Crothers, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective September 5, 2014, Brendan Kyne resigned as a Vice President of the Trusts.

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Trustees of the Trusts. Effective December 31, 2014, Barbara G. Novick and John M. Perlowski were appointed to serve as Trustees of the Trusts.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent Common Shares: Computershare Trust Company, N.A. Canton, MA 02021	VRDP Liquidity Providers Bank of America, N.A.[1] New York, NY 10036 Barclays Bank PLC[2] New York, NY 10019	Accounting Agent State Street Bank and Trust Company Boston, MA 02116	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP New York, NY 10036

Custodian State Street Bank and Trust Company Boston, MA 02110	VRDP Tender and Paying Agent and VMTP Redemption and Paying Agent The Bank of New York Mellon New York, NY 10289	VRDP Remarketing Agents Merrill Lynch, Pierce, Fenner & Smith Incorporated[1] New York, NY 10036 Barclays Capital Inc.[2] New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trusts 100 Bellevue Parkway Wilmington, DE 19809

[1]	For MFL.

[2]	For BIE.

82	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Additional Information

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website into this report.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	83

Additional Information (concluded)

Shelf Offering Program

From time-to-time, each Trust may seek to raise additional equity capital through an equity shelf program (a “Shelf Offering”). In a Shelf Offering, the Trust may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Trust’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow a Trust to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks — including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market. The Trusts have not filed a registration statement with respect to any Shelf Offerings. This report is not an offer to sell Trust Common Shares and is not a solicitation of an offer to buy Trust Common Shares. If the Trust files a registration statement with respect to any Shelf Offering, the prospectus contained therein will contain more complete information about the Trust and should be read carefully before investing.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

84	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEF-NTL-7-2/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by
Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  BlackRock MuniHoldings Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Investment Quality Fund

  Date: May 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: May 1, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Investment Quality Fund

  Date: May 1, 2015

3